UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8056

Praxis Mutual Funds
(Exact name of registrant as specified in charter)
P.O. Box 483
Goshen, IN  46527
(Address of principal executive offices) (Zip code)
Anthony Zacharski
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, MA 02116
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of portfolio investments
Praxis Intermediate Income Fund
September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—3.8%
Ally Auto Receivables
Trust, 1.11%, 1/15/15	$ 1,403,860	$ 1,409,219
Bank of America Auto
Trust, 2.67%,
12/15/16(a)	1,536,030	1,552,074
Bank of America Auto
Trust, 3.03%,
10/15/16(a)	1,227,214	1,236,645
Beacon Container
Finance LLC, 3.72%,
9/20/27(a)	500,000	499,978
Cabela's Master Credit
Card Trust, 0.82%,
6/17/19+(a)	1,000,000	1,008,772
Cronos Containers
Program Ltd., 4.21%,
5/18/27(a)	966,667	989,485
Dominos Pizza Master
Issuer LLC, 5.22%,
1/25/42(a)	992,500	1,106,440
Ford Credit Auto Owner
Trust, 0.97%, 1/15/15	320,625	321,555
Ford Credit Auto Owner
Trust, 4.43%, 11/15/14 .	327,428	334,082
Global SC Finance SRL,
4.11%, 7/19/27(a)	983,333	1,032,687
GTP Acquisition Partners
I LLC, 4.35%,
6/15/16(a)	800,000	844,055
Honda Auto Receivables
Owner Trust, 4.43%,
7/15/15	252,617	253,082
Hyundai Auto
Receivables Trust,
1.65%, 2/15/17	1,000,000	1,022,799
SBA Tower Trust, 4.25%,
4/15/15(a)	750,000	790,025
Trip Rail Master Funding
LLC, 2.72%,
7/15/41+(a)	857,937	857,936
TOTAL ASSET BACKED SECURITIES		13,258,834

COMMERCIAL MORTGAGE BACKED SECURITIES—4.7%
Bear Stearns Commercial
Mortgage Securities,
4.67%, 6/11/41	1,000,000	1,091,446
Bear Stearns Commercial
Mortgage Securities,
4.95%, 2/11/41	$ 18,182	18,191
Bear Stearns Commercial
Mortgage Securities,
5.12%, 2/11/41+	1,000,000	1,091,746
Bear Stearns Commercial
Mortgage Securities,
5.54%, 9/11/41	2,000,000	2,311,162
Bear Stearns Commercial
Mortgage Securities,
5.61%, 6/11/50	473,001	485,508
Bear Stearns Commercial
Mortgage Securities,
5.74%, 9/11/42+	1,000,000	1,191,285
Commercial Mortgage
Pass Through
Certificates, 3.39%,
5/15/45	1,000,000	1,079,124
DBUBS Mortgage Trust,
3.74%, 11/10/46(a)	725,121	788,276
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
4.63%, 3/15/46	194,863	195,442
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
4.90%, 10/15/42	1,000,000	999,549
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
4.92%, 10/15/42+	1,000,000	1,095,187
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
5.13%, 5/15/47	423,056	445,110
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
5.17%, 8/12/40+	532,731	532,815
JPMorgan Chase
Commercial Mortgage
Securities Corp.,
5.40%, 5/15/45	2,000,000	2,309,698
Morgan Stanley Capital I,
Inc., 3.88%, 9/15/47(a)	1,000,000	1,089,063

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund
September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES—4.7%, continued
Morgan Stanley Capital I,
Inc., 5.01%, 1/14/42	$ 44,049	$ 44,545
Morgan Stanley Capital I,
Inc., 5.86%, 10/15/42+ .	222,919	226,385
Morgan Stanley Capital I,
Inc., 5.99%, 8/12/41+	1,000,000	1,171,040
Wachovia Bank
Commercial Mortgage
Trust, 5.04%, 3/15/42	251,192	255,338
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		16,420,910

FOREIGN BONDS—1.0%
Arab Republic of Egypt,
4.45%, 9/15/15	2,000,000	2,233,540
Province of Ontario,
Canada, 4.10%, 6/16/14	1,000,000	1,063,400
TOTAL FOREIGN BONDS		3,296,940

MUNICIPAL BONDS—2.4%
Cincinnati Ohio Water
System Rev., 6.46%,
12/01/34	600,000	702,222
City of Lancaster PA
(CIFG), 5.59%,
11/15/34	1,000,000	1,061,870
Columbus Multi-High
School Building Corp.
Rev., 6.45%, 1/15/30	1,000,000	1,114,680
Fort Wayne International
Airport Air Trade
Center Building Corp.,
4.25%, 7/15/16	500,000	534,860
Houston Independent
School District, 6.17%,
2/15/34	1,000,000	1,126,320
Indianapolis Public
School Multi-School
Building, 5.73%,
7/15/29	1,500,000	1,682,565
LL&P Wind Energy, Inc.
(XLCA), 5.73%,
12/01/17(a)	1,000,000	1,030,070
Wisconsin Department of
Transportation, 5.84%,
7/01/30	$ 800,000	915,256
TOTAL MUNICIPAL BONDS		8,167,843

CORPORATE BONDS—38.7%
ADVERTISING—0.6%
Interpublic Group of
Cos., Inc., 10.00%,
7/15/17	750,000	833,438
Omnicom Group, Inc.,
6.25%, 7/15/19	1,000,000	1,226,506
		2,059,944

AUTO COMPONENTS—0.3%
BorgWarner, Inc., 5.75%,
11/01/16	1,000,000	1,141,407

BIOTECHNOLOGY—0.1%
Biogen Idec, Inc., 6.00%,
3/01/13	500,000	510,908

BROADCASTING & CABLE TV—0.3%
Comcast Corp., 5.15%,
3/01/20	1,000,000	1,189,632

BUILDING PRODUCTS—0.4%
Masco Corp., 6.13%,
10/03/16	500,000	550,320
Owens Corning, 6.50%,
12/01/16	800,000	898,333
		1,448,653

CAPITAL MARKETS—0.4%
Raymond James
Financial, Inc., 8.60%,
8/15/19	1,000,000	1,248,722

CHEMICALS—0.3%
Airgas, Inc., 3.25%,
10/01/15	1,000,000	1,065,052

COMMERCIAL BANKS—1.7%
ANZ National
International Ltd.,
3.13%, 8/10/15(a)	1,000,000	1,043,642

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund
September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—38.7%, continued
COMMERCIAL BANKS—1.7%, continued
Canadian Imperial Bank
of Commerce, 2.00%,
2/04/13(a)	$1,000,000	$1,006,047
JPMorgan Chase Bank
NA, 5.88%, 6/13/16	700,000	804,960
Manufacturers & Traders
Trust Co., 6.63%,
12/04/17	600,000	722,786
State Street Corp., 7.35%,
6/15/26	1,000,000	1,384,565
Wells Fargo & Co.,
3.50%, 3/08/22	887,000	945,947
		5,907,947

COMMERCIAL SERVICES & SUPPLIES—0.6%
GATX Corp., 9.00%,
11/15/13	921,016	989,497
TTX Co., 4.90%,
3/01/15(a)	1,000,000	1,056,808
		2,046,305

COMPUTERS & PERIPHERALS—0.1%
Hewlett-Packard Co.,
3.30%, 12/09/16	500,000	521,205

CONSTRUCTION MATERIALS—0.3%
Martin Marietta
Materials, Inc., 6.60%,
4/15/18	1,000,000	1,122,679

CONSUMER FINANCE—0.8%
Ford Motor Credit Co.
LLC, 4.25%, 2/03/17	500,000	531,397
Ford Motor Credit Co.
LLC, 7.00%, 4/15/15	1,000,000	1,120,000
Harley-Davidson
Financial Services, Inc.,
2.70%, 3/15/17(a)	500,000	517,595
SLM Corp., 5.38%,
1/15/13	500,000	506,336
		2,675,328

CONTAINERS & PACKAGING—0.5%
Bemis Co., Inc., 5.65%,
8/01/14	500,000	540,191
Sealed Air Corp., 7.88%,
6/15/17	1,000,000	1,070,000
		1,610,191

DIVERSIFIED FINANCIAL SERVICES—2.7%
Bank of America Corp.,
5.65%, 5/01/18	1,250,000	1,425,220
Citigroup, Inc., 4.45%,
1/10/17	500,000	549,189
Citigroup, Inc., 6.13%,
11/21/17	1,000,000	1,176,644
ERAC USA Finance
LLC, 5.90%,
11/15/15(a)	1,000,000	1,123,442
General Electric Capital
Corp., 6.15%, 8/07/37 .	1,000,000	1,225,302
Goldman Sachs Group,
Inc., 6.15%, 4/01/18	500,000	583,589
JPMorgan Chase & Co.,
4.63%, 5/10/21	500,000	558,899
Morgan Stanley, 5.63%,
9/23/19	1,500,000	1,638,719
National Rural Utilities
Cooperative Finance
Corp., 10.38%,
11/01/18	780,000	1,154,219
		9,435,223

ELECTRIC UTILITIES—3.9%
AEP Texas North Co.,
5.50%, 3/01/13	1,000,000	1,020,394
CMS Energy Corp.,
4.25%, 9/30/15	600,000	635,281
Consumers Energy Co.,
6.70%, 9/15/19	625,000	812,966
ITC Holdings Corp.,
5.50%, 1/15/20(a)	500,000	590,642
MidAmerican Energy
Co., 6.75%, 12/30/31	1,500,000	2,045,899
Oncor Electric Delivery
Co. LLC, 6.80%,
9/01/18	750,000	925,617
Pennsylvania Electric
Co., 5.20%, 4/01/20	500,000	563,081
Portland General Electric
Co., 6.10%, 4/15/19	1,100,000	1,372,095
Potomac Edison Co.,
5.13%, 8/15/15	1,000,000	1,104,056
Potomac Electric Power
Co., 6.50%, 11/15/37	1,000,000	1,410,674
Puget Energy, Inc.,
5.63%, 7/15/22(a)	750,000	795,000
Puget Sound Energy, Inc.,
6.74%, 6/15/18	1,000,000	1,234,626

See accompanying notes to portfolio of investments.

\

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund
September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—38.7%, continued
ELECTRIC UTILITIES—3.9%, continued
TransAlta Corp., 4.75%,
1/15/15	$ 500,000	$ 526,909
TransAlta Corp., 6.65%,
5/15/18	500,000	571,112
		13,608,352

ELECTRICAL EQUIPMENT—0.2%
Thomas & Betts Corp.,
5.63%, 11/15/21	500,000	601,472

FOOD PRODUCTS—0.5%
Bunge Ltd. Finance
Corp., 3.20%, 6/15/17	1,000,000	1,048,417
Ralcorp Holdings, Inc.,
4.95%, 8/15/20	500,000	524,296
		1,572,713

FOOD-RETAIL—0.3%
Koninklijke Ahold NV,
7.82%, 1/02/20	848,850	967,689

GAS UTILITIES—0.6%
Indiana Gas Co., Inc.,
6.55%, 6/30/28	250,000	299,314
Michigan Consolidated
Gas Co., 8.25%,
5/01/14	1,000,000	1,110,849
National Fuel Gas Co.,
6.50%, 4/15/18	500,000	593,877
		2,004,040

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
DENTSPLY
International, Inc.,
2.75%, 8/15/16	570,000	587,714
Mead Johnson Nutrition
Co., 3.50%, 11/01/14	500,000	518,189
Zimmer Holdings, Inc.,
4.63%, 11/30/19	500,000	571,449
		1,677,352

HEALTH CARE PROVIDERS & SERVICES—0.8%
Express Scripts Holding
Co., 6.25%, 6/15/14	550,000	599,130
Howard Hughes Medical
Institute, 3.45%,
9/01/14	843,000	892,066
Laboratory Corp of
America Holdings,
3.13%, 5/15/16	500,000	529,364
McKesson Corp., 6.00%,
3/01/41	474,000	647,470
		2,668,030

HOTELS, RESTAURANTS & LEISURE—0.2%
Hyatt Hotels Corp.,
5.75%, 8/15/15(a)	750,000	821,187

HOUSEHOLD DURABLES—0.2%
Snap-On, Inc., 4.25%,
1/15/18	500,000	565,181

HOUSEHOLD PRODUCTS—0.2%
Church & Dwight Co.,
Inc., 3.35%, 12/15/15 .	500,000	528,659

INDUSTRIAL CONGLOMERATES—1.1%
Cargill, Inc., 7.50%,
9/01/26(a)	1,250,000	1,820,031
Cooper U.S., Inc., 5.45%,
4/01/15	1,000,000	1,100,029
Harsco Corp., 5.75%,
5/15/18	750,000	822,833
		3,742,893

INDUSTRIAL MACHINERY—0.3%
Valmont Industries, Inc.,
6.63%, 4/20/20	1,000,000	1,190,551

INSURANCE—0.1%
Prudential Financial, Inc.,
5.88%, 9/15/42+	500,000	512,500

INSURANCE BROKERS—0.3%
Willis North America,
Inc., 5.63%, 7/15/15	1,000,000	1,083,251

INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Frontier Communications
Corp., 7.13%, 3/15/19 .	750,000	798,750
GTE Corp., 6.84%,
4/15/18	1,000,000	1,263,580
Verizon Communications,
Inc., 6.00%, 4/01/41	500,000	662,291
		2,724,621

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund
September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—38.7%, continued
INTERNET & CATALOG RETAIL—0.2%
QVC, Inc., 7.13%,
4/15/17(a)	$ 500,000	$ 527,604

IT SERVICES—1.4%
Dun & Bradstreet Corp.,
2.88%, 11/15/15	250,000	256,895
Dun & Bradstreet Corp.,
6.00%, 4/01/13	1,000,000	1,025,154
Equifax, Inc., 4.45%,
12/01/14	1,110,000	1,174,722
Fiserv, Inc., 3.13%,
10/01/15	250,000	260,671
Moody's Corp., 5.50%,
9/01/20	1,000,000	1,105,327
Verisk Analytics, Inc.,
5.80%, 5/01/21	960,000	1,077,947
		4,900,716

LIFE & HEALTH INSURANCE—0.2%
Americo Life, Inc.,
7.88%, 5/01/13(a)	750,000	774,636

MACHINERY—0.2%
Pall Corp., 5.00%,
6/15/20	500,000	571,366

MEDIA—0.1%
Time Warner Cable, Inc.,
4.50%, 9/15/42	500,000	498,639

METALS & MINING—0.7%
Carpenter Technology
Corp., 6.63%, 5/15/13	500,000	511,312
Newcrest Finance Pty
Ltd., 4.45%,
11/15/21(a)	1,000,000	1,025,212
Teck Resources Ltd.,
3.00%, 3/01/19	500,000	506,176
Xstrata Finance Canada
Ltd., 3.60%, 1/15/17(a) .	500,000	522,983
		2,565,683

MULTI-LINE INSURANCE—1.2%
American International
Group, Inc., 3.80%,
3/22/17	1,000,000	1,075,612
Horace Mann Educators
Corp., 6.85%, 4/15/16	750,000	813,585
Kemper Corp., 6.00%,
11/30/15	800,000	840,724
Liberty Mutual Group,
Inc., 4.95%, 5/01/22(a)	800,000	836,799
Metropolitan Life Global
Funding I, 5.13%,
6/10/14(a)	500,000	536,227
		4,102,947

MULTILINE RETAIL—0.7%
Dollar General Corp.,
4.13%, 7/15/17	500,000	522,500
J.C. Penney Co., Inc.,
5.75%, 2/15/18	500,000	475,000
Wal-Mart Stores, Inc.,
7.55%, 2/15/30	1,000,000	1,500,655
		2,498,155

OFFICE SERVICES & SUPPLIES—0.2%
Steelcase, Inc., 6.38%,
2/15/21	500,000	537,227

OIL, GAS & CONSUMABLE FUELS—1.5%
ConocoPhillips Holding
Co., 6.95%, 4/15/29	1,000,000	1,415,277
Merey Sweeny LP,
8.85%, 12/18/19(a)	658,512	781,219
Murphy Oil Corp.,
4.00%, 6/01/22	1,000,000	1,061,463
Newfield Exploration
Co., 7.13%, 5/15/18	500,000	527,500
Pioneer Natural
Resources Co., 5.88%,
7/15/16	500,000	569,614
Ras Laffan Liquefied
Natural Gas Co. Ltd.
III, 5.83%, 9/30/16(a) .	711,100	776,877
		5,131,950

PAPER & FOREST PRODUCTS—0.4%
Domtar Corp., 9.50%,
8/01/16	702,000	847,072
PH Glatfelter Co., 5.38%,
10/15/20(a)	500,000	505,000
		1,352,072

PHARMACEUTICALS—0.3%
Abbott Laboratories,
5.13%, 4/01/19	1,000,000	1,204,499

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund
September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—38.7%, continued
PIPELINES—1.2%
Enbridge Energy Partners
LP, 5.20%, 3/15/20	$ 500,000	$ 571,615
Florida Gas Transmission
Co. LLC, 4.00%,
7/15/15(a)	1,000,000	1,049,475
Kern River Funding
Corp., 6.68%,
7/31/16(a)	695,098	781,130
Rockies Express Pipeline
LLC, 6.25%, 7/15/13(a)	750,000	765,000
Texas Gas Transmission
LLC, 4.60%, 6/01/15	1,000,000	1,086,628
		4,253,848

PROPERTY & CASUALTY INSURANCE—1.3%
21st Century Insurance
Group, 5.90%,
12/15/13	973,000	1,014,895
Fidelity National
Financial, Inc., 5.50%,
9/01/22	725,000	777,206
Markel Corp., 6.80%,
2/15/13	1,000,000	1,019,073
Progressive Corp., 6.70%,
6/15/37+	500,000	540,000
W.R.Berkley Corp.,
4.63%, 3/15/22	250,000	264,470
W.R.Berkley Corp.,
6.15%, 8/15/19	710,000	812,834
		4,428,478

PUBLISHING—0.5%
McGraw-Hill Cos., Inc.,
5.38%, 11/15/12	1,000,000	1,005,444
Washington Post Co.,
7.25%, 2/01/19	575,000	673,715
		1,679,159

REAL ESTATE INVESMENT TRUSTS (REITS)—2.1%
Boston Properties LP,
3.85%, 2/01/23	1,000,000	1,053,228
ERP Operating LP,
7.13%, 10/15/17	1,104,000	1,343,369
Federal Realty Investment
Trust, 5.65%, 6/01/16	625,000	706,028
Health Care REIT, Inc.,
4.70%, 9/15/17	718,000	792,446
National Retail
Properties, Inc., 3.80%,
10/15/22	250,000	254,963
Pan Pacific Retail
Properties, Inc., 5.95%,
6/01/14	1,000,000	1,072,028
PPF Funding, Inc.,
5.13%, 6/01/15(a)	750,000	777,621
ProLogis LP, 6.13%,
12/01/16	1,000,000	1,141,865
		7,141,548

ROAD & RAIL—1.1%
Burlington Northern
Santa Fe LLC, 5.75%,
5/01/40	1,000,000	1,252,481
Burlington Northern
Santa Fe LLC, 7.16%,
1/02/20	1,034,782	1,216,796
CSX Transportation, Inc.,
8.38%, 10/15/14	419,739	473,146
Penske Truck Leasing Co.
LP / PTL Finance
Corp., 3.75%,
5/11/17(a)	1,000,000	1,025,857
		3,968,280

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
Applied Materials, Inc.,
7.13%, 10/15/17	500,000	627,239
KLA-Tencor Corp.,
6.90%, 5/01/18	1,000,000	1,206,779
		1,834,018

SOFT DRINKS—0.3%
Bottling Group LLC,
5.13%, 1/15/19	1,000,000	1,188,370

SOFTWARE—0.1%
Symantec Corp., 2.75%,
6/15/17	500,000	513,958

SPECIALTY RETAIL—0.6%
Advance Auto Parts, Inc.,
4.50%, 1/15/22	402,000	433,319
Ethan Allen Global, Inc.,
5.38%, 10/01/15	500,000	508,515
O'Reilly Automotive,
Inc., 3.80%, 9/01/22	1,000,000	1,036,286
		1,978,120

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund
September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—38.7%, continued
SUPRANATIONAL—1.8%
Corporation Andina de
Fomento, 5.20%,
5/21/13	$ 1,000,000	$ 1,025,663
Inter-American
Development Bank,
3.50%, 3/15/13	1,000,000	1,014,672
Inter-American
Development Bank,
3.50%, 7/08/13	1,000,000	1,023,945
International Bank for
Reconstruction &
Development, 2.00%,
12/04/13	2,000,000	2,037,554
International Finance
Corp., 2.25%, 4/28/14	1,000,000	1,031,442
		6,133,276

TECHNOLOGY DISTRIBUTORS—0.2%
Arrow Electronics, Inc.,
3.38%, 11/01/15	500,000	522,124

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Hanesbrands, Inc., 6.38%,
12/15/20	295,000	320,075

TRANSPORTATION SERVICES—0.2%
Golden State Petroleum
Transport Corp.,
8.04%, 2/01/19	722,227	634,541

TRUCK MANUFACTURERS—0.2%
PACCAR, Inc., 6.88%,
2/15/14	760,000	823,821

TRUCKING—0.3%
JB Hunt Transport
Services, Inc., 3.38%,
9/15/15	1,000,000	1,031,697

UTILITIES—1.7%
Cedar Brakes II LLC,
9.88%, 9/01/13(a)	300,365	308,538
FPL Energy American
Wind LLC, 6.64%,
6/20/23(a)	400,700	410,553
FPL Energy National
Wind LLC, 5.61%,
3/10/24(a)	121,699	114,869
Harper Lake Solar
Funding Corp., 7.65%,
12/31/18(a)	778,989	797,505
Kiowa Power Partners
LLC, 4.81%,
12/30/13(a)	537,569	541,310
LS Power Funding Corp.,
8.08%, 12/30/16	425,370	460,084
Midland Cogeneration
Venture LP, 6.00%,
3/15/25(a)	652,245	680,924
Salton Sea Funding
Corp., 7.48%, 11/30/18	787,174	810,168
SteelRiver Transmission
Co. LLC, 4.71%,
6/30/17(a)	543,092	558,782
Tenaska Virginia Partners
LP, 6.12%, 3/30/24(a) .	481,764	514,081
Topaz Solar Farms LLC,
5.75%, 9/30/39(a)	800,000	826,856
		6,023,670

WATER UTILITIES—0.3%
American Water Capital
Corp., 6.09%, 10/15/17	1,000,000	1,194,033
TOTAL CORPORATE BONDS
		134,586,197
CORPORATE NOTES—1.0%
DEVELOPMENT AUTHORITIES—1.0%
Everence Community
Investment, Inc.,
1.00%, 12/15/12+(b)	1,340,000	1,336,751
Everence Community
Investment, Inc.,
1.50%, 12/15/13+(b)	1,107,500	1,113,192

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund
September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—1.0%, continued
DEVELOPMENT AUTHORITIES—1.0%, continued
Everence Community
Investment, Inc.,
1.50%, 12/15/14+(b)	$ 1,227,500	$ 1,233,809
TOTAL CORPORATE NOTES		3,683,752

U.S. GOVERNMENT AGENCIES—42.5%
FEDERAL FARM CREDIT BANK — 0.7%
4.88%, 12/16/15	2,000,000	2,280,784

FEDERAL HOME LOAN BANK — 3.7%
3.38%, 6/12/20	1,000,000	1,145,040
3.88%, 6/14/13	300,000	307,738
5.00%, 11/17/17	2,000,000	2,421,126
5.50%, 7/15/36	6,570,000	9,102,709
		12,976,613

FEDERAL HOME LOAN MORTGAGE CORP. — 18.9%
2.36%, 5/01/34+	287,286	306,676
2.36%, 5/01/34+	166,704	177,956
2.38%, 1/13/22	960,000	1,007,078
3.50%, 10/01/41	2,157,595	2,315,201
3.50%, 2/01/42	2,825,571	3,031,970
3.50%, 6/01/42	2,961,675	3,181,719
3.75%, 3/27/19	3,020,000	3,519,360
4.00%, 11/01/24	2,483,779	2,644,227
4.00%, 10/01/25	1,017,841	1,083,274
4.00%, 10/01/41	2,456,265	2,644,679
4.00%, 2/01/42	1,519,170	1,635,702
4.50%, 6/01/18	435,548	468,097
4.50%, 10/01/35	1,412,114	1,521,238
4.50%, 6/01/39	1,695,613	1,823,995
4.50%, 7/01/39	1,911,806	2,056,557
4.50%, 11/01/39	2,002,280	2,153,881
4.50%, 9/01/40	2,421,942	2,612,130
4.50%, 5/01/41	4,806,749	5,200,730
4.88%, 6/13/18	7,200,000	8,766,914
5.00%, 4/01/19	262,527	284,074
5.00%, 12/01/21	564,729	611,345
5.00%, 2/15/32	377,346	382,875
5.00%, 7/01/35	623,897	679,184
5.00%, 3/01/38	2,369,284	2,574,428
5.00%, 6/01/39	2,869,725	3,111,474
5.00%, 9/01/41	2,515,241	2,752,280
5.50%, 7/18/16	3,500,000	4,148,900
5.50%, 4/01/22	318,249	345,991
5.50%, 11/01/33	273,772	300,745
5.50%, 3/01/36	374,309	410,253
5.50%, 6/01/36	593,582	648,541
5.50%, 12/01/36	590,208	644,855
6.00%, 9/01/17	263,560	284,466
6.00%, 4/01/27	701,701	771,824
6.00%, 6/01/36	438,580	487,617
6.00%, 8/01/37	363,171	399,237
7.00%, 2/01/30	167,954	200,791
7.00%, 3/01/31	160,657	191,032
7.50%, 7/01/30	395,103	481,193
		65,862,489

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 18.4%
1.13%, 4/27/17	2,000,000	2,037,012
1.63%, 10/26/15	3,600,000	3,731,605
2.20%, 2/01/34+	190,444	191,262
2.34%, 5/01/34+	226,108	241,316
2.65%, 6/01/33+	83,844	85,378
2.84%, 5/01/37+	442,429	474,616
3.00%, 6/01/42	3,458,845	3,655,065
3.00%, 8/01/42	2,986,214	3,155,622
3.00%, 8/01/42	3,124,355	3,301,600
3.50%, 7/01/20	1,313,557	1,398,645
3.50%, 10/01/25	832,014	886,169
3.50%, 2/01/41	2,502,037	2,685,892
4.00%, 3/01/26	3,258,834	3,487,680
4.00%, 1/01/41	2,215,929	2,390,483
4.00%, 10/01/41	1,915,045	2,066,496
4.00%, 11/01/41	1,859,461	2,006,516
4.00%, 12/01/41	2,497,891	2,695,437
4.38%, 10/15/15	4,700,000	5,262,388
4.50%, 9/01/40	1,621,041	1,760,187
4.50%, 10/01/40	1,645,226	1,780,590
5.00%, 4/15/15	5,500,000	6,142,384
5.00%, 2/13/17	1,800,000	2,137,671
5.00%, 7/01/18	256,346	280,081

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund
September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—42.5%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 18.4%, continued
5.00%, 9/01/18	$ 362,460	$ 395,227
5.00%, 4/01/25	517,246	571,926
5.00%, 7/01/25	433,841	479,704
5.00%, 10/01/25	552,489	608,824
5.00%, 10/01/35	870,818	953,351
5.50%, 6/01/22	439,803	480,043
5.50%, 11/01/25	160	177
5.50%, 2/01/34	299,911	332,824
5.50%, 1/01/35	583,281	644,011
5.50%, 10/01/35	938,509	1,035,052
5.50%, 6/01/36	278,608	305,875
5.50%, 11/01/36	578,209	634,797
5.63%, 7/15/37	2,400,000	3,502,572
6.00%, 10/01/33	183,068	207,198
6.00%, 11/01/34	674,391	758,012
6.00%, 10/01/35	408,524	459,179
6.00%, 6/01/36	366,307	405,432
7.00%, 7/01/15	1,617	1,741
7.00%, 11/01/19	22,702	25,587
7.00%, 11/01/19	38,440	43,290
8.50%, 9/01/26	159,655	194,290
		63,893,207

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.3% .
1.63%, 1/20/34+	126,306	131,516
5.50%, 10/20/38	337,157	361,655
6.50%, 11/20/38	80,521	87,747
6.75%, 4/15/16	30,415	33,121
7.00%, 12/20/30	54,507	65,912
7.00%, 10/20/31	39,728	48,155
7.00%, 3/20/32	127,568	155,130
		883,236

SMALL BUSINESS ADMINISTRATION — 0.1%
0.60%, 2/25/32+	479,252	479,165
1.00%, 9/25/18+	28,101	28,257
		507,422
U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT — 0.4%
1.80%, 8/01/14	1,440,000	1,480,252

TOTAL U.S. GOVERNMENT AGENCIES		147,884,003

INVESTMENT COMPANY—1.1%
MUTUAL FUND—1.1%
Pax World High Yield Bond
Fund, Individual Investor
Class	530,984	3,982,378

SHORT TERM INVESTMENT—3.0%
INVESTMENT COMPANY—3.0%
JPMorgan U.S.
Government Money
Market Fund, Premier
Shares	10,309,124	10,309,124
TOTAL INVESTMENTS (Cost*
$320,641,275)—98.2%		$ 341,589,981
Other assets in excess of liabilities — 1.8%		6,371,934
NET ASSETS—100%		$ 347,961,915

See accompanying notes to portfolio of investments.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund
September 30, 2012 (Unaudited)

(a) 144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2012, these securities were valued at $37,038,958 or 10.7% of net assets.
(b)Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	1.00%	1,340,000	12/2009
Everence Community Investment, Inc.	1.50%	1,107,500	12/2009
Everence Community Investment, Inc.	1.50%	1,227,500	12/2009

At September 30, 2012, these securities had an aggregate market value of $3,683,752, representing 1.0% of net assets.

+ Variable rate security. Rates presented are the rates in effect at September 30, 2012.
* Represents cost for financial reporting purposes.

CIFG — CDC IXIS Financial Guaranty
FDIC — Federal Deposit Insurance Corporation
REMICS— Real Estate Mortgage Investment Conduits
Rev. — Revenue
XLCA — XL Capital Assurance, Inc.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Core Stock Fund
September 30, 2012 (Unaudited)

		FAIR
SHARES		VALUE
COMMON STOCKS—95.8%
AUTOMOBILES—0.6%
Harley-Davidson, Inc	16,340	$692,326

BEVERAGES—1.5%
Coca-Cola Co	45,420	1,722,781

CAPITAL MARKETS—8.7%
Ameriprise Financial, Inc. .	9,500	538,555
Bank of New York Mellon
Corp.	248,300	5,616,546
Charles Schwab Corp.	48,850	624,792
Goldman Sachs Group,
Inc	4,960	563,853
Julius Baer Group
Ltd.(Switzerland)(a)	74,420	2,595,402
		9,939,148

CHEMICALS—3.7%
Air Products & Chemicals,
Inc	19,380	1,602,726
Ecolab, Inc.	15,330	993,537
Potash Corp of
Saskatchewan,
Inc.(Canada)	24,261	1,053,413
Praxair, Inc	5,200	540,176
		4,189,852

COMMERCIAL BANKS—6.7%
Wells Fargo & Co.	219,248	7,570,633

COMMERCIAL SERVICES & SUPPLIES—1.5%
Iron Mountain, Inc.	51,300	1,749,843

COMPUTERS & PERIPHERALS—0.4%
Hewlett-Packard Co	25,750	439,295

CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials,
Inc	3,520	291,702

CONSUMER FINANCE—6.4%
American Express Co.	127,420	7,245,101

CONTAINERS & PACKAGING—0.1%
Sealed Air Corp.	6,500	100,490

DIVERSIFIED FINANCIAL SERVICES—1.1%
CME Group, Inc.	5,550	318,015
JPMorgan Chase & Co	22,150	896,632
		1,214,647
ELECTRICAL EQUIPMENT—0.5%
Emerson Electric Co.	11,160	538,693

ENERGY EQUIPMENT & SERVICES—0.6%
Transocean
Ltd.(Switzerland)	16,085	722,056

FOOD & STAPLES RETAILING—12.8%
Costco Wholesale Corp.	58,700	5,877,337
CVS Caremark Corp.	170,962	8,277,980
Sysco Corp.	12,250	383,058
Walgreen Co.	1,200	43,728
		14,582,103

FOOD PRODUCTS—0.3%
Unilever NV - NY
Registry
Shares(Netherlands)	9,500	337,060

HEALTH CARE PROVIDERS & SERVICES—2.9%
Express Scripts Holding
Co.(a)	53,380	3,345,325

HOUSEHOLD DURABLES—0.2%
Hunter Douglas
NV(Netherlands)	6,740	254,207

INSURANCE—13.3%
ACE Ltd.(Switzerland)	12,760	964,656
Alleghany Corp.(a)	6,196	2,137,248
Aon plc(United Kingdom)	4,300	224,847
Berkshire Hathaway, Inc.,
Class A(a)	29	3,848,300
Everest Re Group
Ltd.(Bermuda)	2,240	239,591
Fairfax Financial Holdings
Ltd.(Canada)	2,100	812,343
Loews Corp.	86,910	3,585,907
Markel Corp.(a)	480	220,075
Progressive Corp.	151,060	3,132,984
		15,165,951

INTERNET & CATALOG RETAIL—1.6%
Expedia, Inc.	3,325	192,318
Groupon, Inc.(a)	27,190	129,424

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Core Stock Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—95.8%, continued
INTERNET & CATALOG RETAIL—1.6%, continued
Liberty Interactive Corp.,
Series A(a)	42,075	$778,388
Liberty Ventures, Series
A(a)	2,103	104,393
NetFlix, Inc.(a)	11,300	615,172
		1,819,695

INTERNET SOFTWARE & SERVICES—4.8%
Google, Inc., Class A(a)	7,210	5,439,945

IT SERVICES—0.8%
Visa, Inc., Class A	6,690	898,333

LIFE SCIENCES TOOLS & SERVICES—0.4%
Agilent Technologies, Inc. .	13,070	502,542

MACHINERY—0.8%
PACCAR, Inc.	23,420	937,386

MARINE—1.3%
China Shipping
Development Co. Ltd.,
Class H(China)	68,400	28,405
Kuehne + Nagel
International
AG(Switzerland)	13,140	1,483,751
		1,512,156

MEDIA—3.2%
Grupo Televisa SAB,
ADR(Mexico)	12,580	295,756
Walt Disney Co.	63,430	3,316,120
		3,611,876

METALS & MINING—1.3%
BHP Billiton plc(United
Kingdom)	25,950	806,653
Rio Tinto plc(United
Kingdom)	14,150	659,206
		1,465,859

OIL, GAS & CONSUMABLE FUELS—6.8%
Canadian Natural
Resources Ltd.(Canada) .	104,830	3,227,716
Devon Energy Corp.	22,890	1,384,845
EOG Resources, Inc	27,870	3,122,833
OGX Petroleo e Gas
Participacoes
SA(Brazil)(a)	13,500	41,221
		7,776,615

PERSONAL PRODUCTS—0.2%
Natura Cosmeticos
SA(Brazil)	9,100	246,437

REAL ESTATE MANAGEMENT & DEVELOPMENT— 2.6%
Brookfield Asset
Management, Inc., Class
A(Canada)	42,500	1,466,675
Hang Lung Group
Ltd.(Hong Kong)	231,000	1,464,222
		2,930,897

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—1.8%
Intel Corp.	18,310	415,271
Texas Instruments, Inc.	58,290	1,605,889
		2,021,160

SOFTWARE—2.7%
Activision Blizzard, Inc.	63,040	711,091
Microsoft Corp.	42,700	1,271,606
Oracle Corp.	35,330	1,112,542
		3,095,239

SPECIALTY RETAIL—4.0%
Bed Bath & Beyond,
Inc.(a)	57,100	3,597,300
CarMax, Inc.(a)	23,300	659,390
Tiffany & Co.	4,530	280,316
		4,537,006

TRANSPORTATION INFRASTRUCTURE—1.6%
China Merchants Holdings
International Co.
Ltd.(Hong Kong)	597,340	1,841,157

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Core Stock Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—95.8%, continued
WIRELESS TELECOMMUNICATION SERVICES—0.3%
America Movil SAB de
CV, Series L,
ADR(Mexico)	11,210	$ 285,182
TOTAL COMMON STOCKS		109,022,698

RIGHT—0.0**
Liberty Ventures,
expiring 10/9/12 (a)	701	9,492

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
COMMERCIAL PAPER—4.0%
Societe Generale North
America, Inc., 0.00%,
10/01/12	4,561,000	4,560,895

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
CORPORATE NOTES—1.1%
DEVELOPMENT AUTHORITIES—1.1%
Everence Community
Investment, Inc., 1.00%,
12/15/12+(b)	453,000	451,902
Everence Community
Investment, Inc., 1.50%,
12/15/13+(b)	166,000	166,853
Everence Community
Investment, Inc., 1.50%,
12/15/14+(b)	566,000	568,909

TOTAL CORPORATE NOTES		1,187,664
TOTAL INVESTMENTS (Cost*
$92,548,622)—100.9%		$ 114,780,749
Liabilities in excess of other assets —
(0.9)%		(1,013,312)
NET ASSETS—100%		$ 113,767,437

+ Variable rate security. Rates presented are the rates in effect at September 30, 2012.
(a) Non-income producing securities.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Core Stock Fund
September 30, 2012 (Unaudited)

(b) Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	1.00%	453,000	12/2009
Everence Community Investment, Inc.	1.50%	166,000	12/2009
Everence Community Investment, Inc.	1.50%	566,000	12/2009

At September 30, 2012, these securities had an aggregate market value of $1,187,664, representing 1.1% of net assets.

* Represents cost for financial reporting purposes.
** Amount rounds to less than 0.1%.

ADR — American Depositary Receipt
plc — Public Liability Company

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%
AUSTRALIA—6.3%
BANKS—0.1%
Commonwealth Bank of
Australia	2,579	$149,196

BIOTECHNOLOGY—0.1%
CSL Ltd.	2,163	103,209
CSL Ltd.- ADR	3,812	90,916
		194,125

CAPITAL MARKETS—0.1%
Macquarie Group Ltd.	463	13,669
Macquarie Group Ltd.-
ADR	2,911	85,525
		99,194

CHEMICALS—0.4%
Orica Ltd.	19,480	502,538

COMMERCIAL BANKS—1.8%
Australia & New Zealand
Banking Group Ltd.-
ADR	26,040	669,062
National Australia Bank
Ltd.- ADR	21,949	580,112
Westpac Banking Corp.-
ADR	8,201	1,052,434
		2,301,608

CONTAINERS & PACKAGING—0.1%
Amcor Ltd.	3,344	26,917
Amcor Ltd.- ADR	3,211	102,887
		129,804

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd.- ADR	10,910	220,927

FOOD & STAPLES RETAILING—0.5%
Woolworths Ltd.	22,415	668,701

INSURANCE—0.3%
Suncorp Group Ltd.	46,152	442,351

METALS & MINING—1.9%
Alumina Ltd.- ADR	41,858	143,154
BHP Billiton Ltd.- ADR	26,606	1,825,438
Newcrest Mining Ltd.-
ADR	13,529	401,811
		2,370,403

OIL, GAS & CONSUMABLE FUELS—0.6%
Origin Energy Ltd	39,221	460,542
Woodside Petroleum Ltd. .	2,190	75,284
Woodside Petroleum Ltd.-
ADR	5,045	172,085
		707,911

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
Westfield Group REIT	20,433	215,343
		8,002,101

AUSTRIA—0.1%
COMMERCIAL BANKS—0.1%
Erste Group Bank AG (a) .	757	16,892
Erste Group Bank AG-
ADR (a)	12,078	131,892
		148,784

BELGIUM—0.1%
FOOD & STAPLES RETAILING—0.1%
Delhaize Group SA- ADR	4,830	186,245

BRAZIL—3.2%
BANKS—0.3%
Banco Bradesco SA- ADR	26,523	426,225

CHEMICALS—0.1%
Braskem SA- ADR	5,134	72,441

COMMERCIAL BANKS—0.3%
Banco do Brasil SA- ADR	4,705	58,530
Itau Unibanco Holding
SA- ADR	23,052	352,235
		410,765

ELECTRIC UTILITIES—0.3%
Cia Energetica de Minas
Gerais- ADR	13,888	168,322
Cia Paranaense de Energia-
ADR	4,290	70,442
CPFL Energia SA- ADR .	5,976	130,934
		369,698

FOOD & STAPLES RETAILING—0.2%
Cia Brasileira de
Distribuicao Grupo Pao
de Acucar- ADR	5,510	248,556

FOOD PRODUCTS—0.2%
BRF - Brasil Foods SA-
ADR	16,910	292,543

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
BRAZIL—3.2%, continued
METALS & MINING—0.8%
Cia Siderurgica Nacional
SA- ADR	27,212	$153,203
Gerdau SA- ADR	26,820	255,058
Vale SA- ADR	30,553	546,899
		955,160

OIL, GAS & CONSUMABLE FUELS—0.7%
OGX Petroleo e Gas
Participacoes SA- ADR
(a)	9,914	29,940
Petroleo Brasileiro SA-
ADR	32,375	742,683
Ultrapar Participacoes SA-
ADR	6,925	154,497
		927,120

WATER UTILITIES—0.3%
Cia de Saneamento Basico
do Estado de Sao Paulo-
ADR	4,495	365,039
		4,067,547

CANADA—8.0%
AUTO COMPONENTS—0.2%
Magna International, Inc	5,214	225,558

CHEMICALS—0.7%
Agrium, Inc.	3,522	364,386
Methanex Corp.	7,953	226,979
Potash Corp of
Saskatchewan, Inc.	7,410	321,742
		913,107

COMMERCIAL BANKS—1.9%
Bank of Montreal	5,160	304,646
Bank of Nova Scotia	8,726	478,359
Canadian Imperial Bank of
Commerce	3,122	244,109
Royal Bank of Canada	10,772	618,421
Toronto-Dominion Bank	8,325	693,806
		2,339,341

COMMERCIAL SERVICES & SUPPLIES—0.0%**
Progressive Waste
Solutions Ltd.	790	16,250

HOTELS, RESTAURANTS & LEISURE—0.2%
Tim Hortons, Inc	6,038	314,157

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS—0.0%**
TransAlta Corp.	4,054	61,945

INSURANCE—0.3%
Manulife Financial Corp. .	15,668	188,642
Sun Life Financial, Inc.	6,499	150,972
		339,614

MATERIALS—0.1%
Agnico-Eagle Mines Ltd	1,750	90,790

MEDIA—0.2%
Shaw Communications,
Inc., Class B	10,497	215,189

METALS & MINING—0.7%
Barrick Gold Corp	6,770	282,715
Eldorado Gold Corp.	6,382	97,262
Kinross Gold Corp.	7,261	74,135
Taseko Mines Ltd. (a)	32,865	109,769
Teck Resources Ltd.,
Class B	10,555	310,845
Thompson Creek Metals
Co., Inc. (a)	5,725	16,316
		891,042

OIL, GAS & CONSUMABLE FUELS—2.3%
Advantage Oil & Gas Ltd.
(a)	18,950	71,062
Canadian Natural
Resources Ltd.	14,196	437,095
Cenovus Energy, Inc.	10,584	368,852
Enbridge, Inc.	16,308	636,501
Encana Corp.	15,181	332,768
Nexen, Inc.	9,820	248,839
Penn West Petroleum Ltd.	1,667	23,738
Suncor Energy, Inc.	16,176	531,382
Talisman Energy, Inc.	16,096	214,399
		2,864,636

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
Brookfield Asset
Management, Inc.,
Class A	11,557	398,832
Brookfield Office
Properties, Inc.	24,368	403,534
		802,366

ROAD & RAIL—0.8%
Canadian National Railway
Co.	6,105	538,644

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
SHARES		VALUE
COMMON STOCKS—98.5%, continued
CANADA—8.0%,
continued
ROAD & RAIL—0.8%, continued
Canadian Pacific Railway
Ltd.	5,165	$428,127
		966,771
		10,040,766

CHILE—0.8%
AIRLINES—0.2%
Latam Airlines Group SA-
ADR	7,812	197,487

BEVERAGES—0.2%
Embotelladora Andina SA,
Class B- ADR	6,720	230,697

CHEMICALS—0.4%
Sociedad Quimica y
Minera de Chile SA-
ADR	7,612	469,204

COMMERCIAL BANKS—0.0%**
Corpbanca- ADR	3,709	67,059
		964,447

CHINA—2.4%
AIRLINES—0.2%
China Eastern Airlines
Corp. Ltd.- ADR (a)	2,802	42,563
China Southern Airlines
Co. Ltd.- ADR	5,546	121,679
		164,242

CHEMICALS—0.1%
Sinopec Shanghai
Petrochemical Co. Ltd.-
ADR	4,694	120,026

COMMERCIAL BANKS—0.3%
China Construction Bank
Corp.- ADR	29,348	403,535

COMPUTERS & PERIPHERALS—0.0%**
Lenovo Group Ltd.- ADR .	929	15,254

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
China Telecom Corp. Ltd.-
ADR	6,115	354,487

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS—0.2%
Huaneng Power
International, Inc.- ADR	8,265	247,371

INSURANCE—0.6%
China Life Insurance Co.
Ltd.- ADR	17,077	740,629

INTERNET SOFTWARE & SERVICES—0.6%
Tencent Holdings Ltd.-
ADR	23,026	780,121

MULTI-LINE INSURANCE—0.0%**
Ping An Insurance Group
Co. of China Ltd.- ADR	2,056	31,148

ROAD & RAIL—0.1%
Guangshen Railway Co.
Ltd.- ADR	8,797	138,993
		2,995,806

COLOMBIA—0.8%
COMMERCIAL BANKS—0.4%
BanColombia SA- ADR	7,754	462,992

OIL, GAS & CONSUMABLE FUELS—0.4%
Ecopetrol SA- ADR	8,212	483,933
		946,925

DENMARK—0.8%
COMMERCIAL BANKS—0.1%
Danske Bank A/S (a)	3,457	62,389
Danske Bank A/S- ADR
(a)	6,614	58,666
		121,055

PHARMACEUTICALS—0.7%
Novo Nordisk A/S- ADR .	5,702	899,832
		1,020,887

FINLAND—0.1%
COMMUNICATIONS EQUIPMENT—0.0%**
Nokia OYJ- ADR	620	1,594

PAPER & FOREST PRODUCTS—0.1%
Stora Enso OYJ- ADR	28,488	175,201
		176,795

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
FRANCE—5.5%
AUTO COMPONENTS—0.5%
Cie Generale des
Etablissements
Michelin- ADR	24,810	$391,750
Cie Generale des
Etablissements Michelin,
Class B	1,074	84,134
Valeo SA- ADR	4,352	100,444
		576,328

CAPITAL GOODS—0.3%
Cie de Saint-Gobain	11,742	412,459

COMMERCIAL BANKS—0.6%
BNP Paribas SA- ADR	20,558	487,430
Credit Agricole SA (a)	5,199	35,877
Credit Agricole SA- ADR
(a)	14,211	48,190
Societe Generale SA- ADR
(a)	35,315	198,823
		770,320

CONSTRUCTION & ENGINEERING—0.1%
Bouygues SA	956	23,342
Vinci SA- ADR	13,746	145,295
		168,637

CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	23,158
Lafarge SA- ADR	6,876	91,932
		115,090

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
France Telecom SA- ADR .	20,182	246,624
Vivendi SA	9,270	180,771
		427,395

ENERGY EQUIPMENT & SERVICES—0.8%
Cie Generale de
Geophysique - Veritas-
ADR (a)	12,724	417,984
Technip SA- ADR	20,988	583,886
		1,001,870

FOOD & STAPLES RETAILING—0.2%
Carrefour SA	1,523	31,588
Carrefour SA- ADR	49,035	201,534
		233,122

FOOD PRODUCTS—0.7%
Danone SA- ADR	70,005	857,561

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Cie Generale d'Optique
Essilor International SA	4,174	390,860

INSURANCE—0.3%
AXA SA- ADR	23,140	344,786

MEDIA—0.2%
Publicis Groupe SA- ADR	16,484	229,128

MULTI-UTILITIES—0.3%
GDF Suez- ADR	14,295	320,208
Veolia Environnement SA-
ADR	8,771	94,902
		415,110

PERSONAL PRODUCTS—0.5%
L'Oreal SA	382	47,253
L'Oreal SA- ADR	25,025	618,117
		665,370

SOFTWARE—0.3%
Dassault Systemes SA-
ADR	3,112	328,441
		6,936,477

GERMANY—6.2%
AIR FREIGHT & LOGISTICS—0.1%
Deutsche Post AG	10,161	198,472

AIRLINES—0.1%
Deutsche Lufthansa AG-
ADR	10,201	138,530

AUTOMOBILES—0.5%
Bayerische Motoren Werke
AG- ADR	24,959	606,004

CAPITAL MARKETS—0.3%
Deutsche Bank AG	11,275	447,054

CHEMICALS—0.9%
BASF SE- ADR	13,580	1,147,917

DIVERSIFIED FINANCIALS—0.2%
Deutsche Boerse AG	2,890	159,935
Deutsche Boerse AG-
ADR	10,140	55,871
		215,806

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
GERMANY—6.2%,
continued
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.3%
Deutsche Telekom AG-
ADR	26,454	$326,178

HEALTH CARE PROVIDERS & SERVICES—0.5%
Fresenius Medical Care
AG & Co. KGaA- ADR .	8,497	623,680

INSURANCE—0.9%
Allianz SE- ADR	57,890	687,154
Muenchener
Rueckversicherungs AG-
ADR	13,940	219,973
Muenchener
Rueckversicherungs
Gesellschaft AG	1,338	208,907
		1,116,034

MULTI-UTILITIES—0.2%
RWE AG- ADR	4,979	223,408

PHARMACEUTICALS—0.6%
Bayer AG- ADR	9,398	807,194

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.1%
Infineon Technologies AG-
ADR	13,715	88,325

SOFTWARE—0.7%
SAP AG- ADR	12,252	873,935

TEXTILES, APPAREL & LUXURY GOODS—0.6%
Adidas AG	1,323	108,536
Adidas AG- ADR	9,964	409,919
Puma SE	926	255,305
		773,760

TRUCKING—0.2%
Deutsche Post AG- ADR	12,430	244,001
		7,830,298

GREECE—0.1%
BEVERAGES—0.1%
Coca Cola Hellenic
Bottling Co. SA- ADR
(a)	3,760	69,936

HONG KONG—3.6%
COMMERCIAL BANKS—0.3%
BOC Hong Kong Holdings
Ltd.	53,500	170,076
BOC Hong Kong Holdings
Ltd.- ADR	1,754	110,853
Hang Seng Bank Ltd.	4,200	64,402
		345,331

DISTRIBUTORS—0.0%**
Li & Fung Ltd.	12,000	18,602
Li & Fung Ltd.- ADR	12,287	36,861
		55,463

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
China Unicom Hong Kong
Ltd.- ADR	24,284	396,072

INDUSTRIAL CONGLOMERATES—0.2%
Jardine Matheson Holdings
Ltd.	751	42,732
Jardine Matheson Holdings
Ltd.- ADR	3,618	205,322
		248,054

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
Hang Lung Properties Ltd.	11,000	37,593
Henderson Land
Development Co. Ltd. .	8,000	57,570
Sun Hung Kai Properties
Ltd.	11,000	161,154
Sun Hung Kai Properties
Ltd.- ADR	22,014	318,322
Swire Pacific Ltd.,
Series A	6,500	79,636
Swire Pacific Ltd.,
Series A- ADR	32,051	391,343
Swire Properties Ltd.	4,550	14,083
Wharf Holdings Ltd.	150,000	1,041,714
		2,101,415

SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	3,843
Esprit Holdings Ltd.- ADR
	4,499	13,812
		17,655

TELECOMMUNICATION SERVICES—1.1%
China Mobile Ltd.- ADR .	24,320	1,346,355
		4,510,345

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
SHARES		VALUE
COMMON STOCKS—98.5%, continued
HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.1%
Magyar Telekom
Telecommunications
plc- ADR	11,582	$108,639

OIL, GAS & CONSUMABLE FUELS—0.0%**
MOL Hungarian Oil and
Gas plc- ADR	796	33,432
		142,071

INDIA—1.8%
BANKS—0.3%
ICICI Bank Ltd.- ADR	9,699	389,318

COMMERCIAL BANKS—0.5%
HDFC Bank Ltd.- ADR	14,697	552,313

IT SERVICES—0.6%
Infosys Ltd.- ADR	7,297	354,196
Wipro Ltd.- ADR	38,830	347,529
		701,725

METALS & MINING—0.2%
Sterlite Industries India
Ltd.- ADR	37,363	283,585

PHARMACEUTICALS—0.2%
Dr. Reddy's Laboratories
Ltd.- ADR	9,220	284,529
		2,211,470

INDONESIA—0.8%
COMMERCIAL BANKS—0.3%
PT Bank Mandiri- ADR	51,391	431,684

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Telekomunikasi Indonesia
Persero Tbk PT- ADR	11,564	450,187

MACHINERY—0.1%
United Tractors Tbk PT-
ADR	3,657	156,666
		1,038,537

IRELAND—1.5%
COMMERCIAL SERVICES & SUPPLIES—0.5%
Experian plc	3,191	53,022
Experian plc- ADR	37,268	622,376
		675,398

CONSTRUCTION MATERIALS—0.2%
CRH plc- ADR	12,973	249,081

MEDIA—0.4%
WPP plc- ADR	6,767	461,036

PHARMACEUTICALS—0.4%
Elan Corp. plc- ADR (a)	15,702	168,326
Shire plc- ADR	3,899	345,841
		514,167
		1,899,682

ISRAEL—0.5%
PHARMACEUTICALS—0.4%
Teva Pharmaceutical
Industries Ltd.- ADR	10,429	431,865

SOFTWARE—0.1%
Check Point Software
Technologies Ltd. (a)	3,477	167,452

WIRELESS TELECOMMUNICATION SERVICES—0.0%**
Partner Communications
Co. Ltd.- ADR	7,634	40,079
		639,396

ITALY—1.3%
BANKS—0.1%
UniCredit SpA (a)	28,224	117,222

COMMERCIAL BANKS—0.1%
Intesa Sanpaolo SpA	4,425	6,727
Intesa Sanpaolo SpA-
ADR	5,976	53,844
		60,571

ELECTRIC UTILITIES—0.0%**
Enel SpA	9,543	33,749

INSURANCE—0.1%
Assicurazioni Generali
SpA	11,306	162,577

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
ITALY—1.3%, continued
OIL, GAS & CONSUMABLE FUELS—0.6%
ENI SpA- ADR	16,873	$739,712

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Luxottica Group SpA-
ADR	8,604	303,377

TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA	13,863	215,201
		1,632,409

JAPAN—13.4%
AUTO COMPONENTS—0.4%
Bridgestone Corp.	1,656	38,408
Bridgestone Corp.- ADR	4,051	187,197
Denso Corp.	4,700	147,613
Denso Corp.- ADR	6,048	95,135
		468,353

AUTOMOBILES—2.2%
Honda Motor Co. Ltd.-
ADR	27,755	857,630
Nissan Motor Co. Ltd.-
ADR	31,673	539,312
Toyota Motor Corp.- ADR	17,148	1,346,289
		2,743,231

BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	3,000	19,990
Asahi Glass Co. Ltd.- ADR
	21,219	140,045
		160,035

CAPITAL GOODS—0.2%
Makita Corp.	600	23,296
Makita Corp.- ADR	4,936	190,974
		214,270

CAPITAL MARKETS—0.4%
Daiwa Securities Group,
Inc.	16,000	60,892
Daiwa Securities Group,
Inc.- ADR	49,678	186,293
Nomura Holdings, Inc.-
ADR	64,340	229,050
		476,235

CHEMICALS—0.3%
Nitto Denko Corp.	500	23,834
Nitto Denko Corp.- ADR	11,626	273,560
Shin-Etsu Chemical Co.
Ltd.	800	45,003
Sumitomo Chemical Co.
Ltd.	19,000	48,449
Toray Industries, Inc.	6,000	35,520
		426,366

COMMERCIAL BANKS—1.7%
Mitsubishi UFJ Financial
Group, Inc.- ADR	188,606	877,018
Mizuho Financial Group,
Inc.- ADR	132,028	426,451
Sumitomo Mitsui Financial
Group, Inc.- ADR	135,650	838,317
Sumitomo Mitsui Trust
Holdings, Inc.	2,980	8,859
Sumitomo Mitsui Trust
Holdings, Inc.- ADR	9,732	28,320
		2,178,965

COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co.
Ltd.	50,000	348,539
Dai Nippon Printing Co.
Ltd.- ADR	37	254
		348,793

COMPUTERS & PERIPHERALS—0.0%**
Fujitsu Ltd.	2,000	7,509
Fujitsu Ltd.- ADR	1,240	23,126
Seiko Epson Corp.	600	3,660
Seiko Epson Corp.- ADR .	5,156	15,519
		49,814

CONSTRUCTION & ENGINEERING—0.4%
JGC Corp.	6,000	200,282
Obayashi Corp.	55,000	250,897
		451,179

DIVERSIFIED FINANCIAL SERVICES—0.2%
ORIX Corp.	230	23,106
ORIX Corp.- ADR	5,614	281,318
		304,424

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Nippon Telegraph &
Telephone Corp.- ADR	11,150	264,366

ELECTRIC UTILITIES—0.1%
Chubu Electric Power Co.,
Inc.	7,800	101,648
Tohoku Electric Power
Co., Inc.	2,200	17,704
		119,352

ELECTRICAL EQUIPMENT—0.2%
Nidec Corp.- ADR	13,248	243,631

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
JAPAN—13.4%, continued
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.4%
FUJIFILM Holdings
Corp.- ADR	9,211	$152,995
Hoya Corp.	9,500	208,771
Hoya Corp.- ADR	1,734	38,113
Kyocera Corp.	700	60,635
Kyocera Corp.- ADR	620	53,624
Murata Manufacturing Co.
Ltd.	500	26,621
		540,759

HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
Terumo Corp.	3,600	154,997

HOUSEHOLD DURABLES—0.6%
Panasonic Corp.- ADR	37,773	248,169
Sekisui House Ltd	8,000	79,446
Sekisui House Ltd.- ADR .	30,149	296,968
Sharp Corp.	10,000	24,731
Sharp Corp.- ADR	17,095	42,737
Sony Corp.- ADR	7,651	89,517
		781,568

INSURANCE—0.3%
MS&AD Insurance Group
Holdings- ADR	36,594	312,147
Tokio Marine Holdings,
Inc.- ADR	3,661	92,440
		404,587

INTEGRATED TELECOMMUNICATION SERVICES—0.2%
KDDI Corp.- ADR	11,600	224,460

MACHINERY—1.0%
FANUC Corp.	400	64,480
FANUC Corp.- ADR	22,452	600,142
Kubota Corp.- ADR	8,556	432,249
SMC Corp.	1,200	193,439
		1,290,310

MARINE—0.0%**
Nippon Yusen KK- ADR	7,243	24,843

METALS & MINING—0.3%
Nippon Steel Corp.	13,000	26,653
Sumitomo Metal Mining
Co. Ltd.	23,000	290,300
		316,953

OFFICE ELECTRONICS—0.2%
Canon, Inc.- ADR	7,331	234,665

PERSONAL PRODUCTS—0.6%
Kao Corp.- ADR	15,588	459,067
Shiseido Co. Ltd.- ADR	17,508	238,984
		698,051

PHARMACEUTICALS—0.6%
Astellas Pharma, Inc.	2,600	132,099
Astellas Pharma, Inc.-
ADR	3,892	196,351
Daiichi Sankyo Co. Ltd.	3,500	57,855
Takeda Pharmaceutical Co.
Ltd.	2,100	96,739
Takeda Pharmaceutical Co.
Ltd.- ADR	13,814	318,965
		802,009

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Daiwa House Industry Co.
Ltd.- ADR	1,547	223,542
Mitsubishi Estate Co. Ltd.	7,000	134,008
Mitsubishi Estate Co. Ltd.-
ADR	7,140	135,874
Mitsui Fudosan Co. Ltd.	10,000	200,282
Sumitomo Realty &
Development Co. Ltd.	6,000	159,303
		853,009

ROAD & RAIL—0.6%
Central Japan Railway Co.	500	43,952
East Japan Railway Co.	3,590	237,830
East Japan Railway Co.-
ADR	29,226	321,486
Keikyu Corp.	14,000	132,035
		735,303

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.1%
Advantest Corp.- ADR	323	4,176
Rohm Co. Ltd.	700	23,573
Rohm Co. Ltd.- ADR	2,660	44,236
		71,985

SOFTWARE—0.1%
Nintendo Co. Ltd.- ADR	9,992	158,573

TECHNOLOGY HARDWARE & EQUIPMENT—0.0%**
TDK Corp.	200	7,448
TDK Corp.- ADR	826	30,347
		37,795

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
JAPAN—13.4%, continued
TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.-
ADR	5,242	$311,899

TRADING COMPANIES & DISTRIBUTORS—0.3%
Mitsui & Co. Ltd.- ADR	1,312	366,665

WIRELESS TELECOMMUNICATION SERVICES—0.4%
NTT DoCoMo, Inc.- ADR .	21,000	339,360
Softbank Corp.	4,500	182,214
		521,574
		16,979,019

JERSEY—0.4%
METALS & MINING—0.4%
Randgold Resources Ltd.-
ADR	3,893	478,839

MEXICO—1.5%
BEVERAGES—0.3%
Coca-Cola Femsa SAB de
CV- ADR	3,164	408,156

CONSTRUCTION & ENGINEERING—0.1%
Empresas ICA SAB de
CV- ADR (a)	19,147	148,198

CONSTRUCTION MATERIALS—0.2%
Cemex SAB de CV- ADR
(a)	26,935	224,369

FOOD & STAPLES RETAILING—0.3%
Wal-Mart de Mexico SAB
de CV- ADR	11,944	335,029

MEDIA—0.2%
Grupo Televisa SAB-
ADR	11,081	260,514

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del
Pacifico SAB de CV-
ADR	4,513	195,413

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de
CV, Series L- ADR	12,573	319,857
		1,891,536

NETHERLANDS—4.7%
AIR FREIGHT & LOGISTICS—0.0%**
PostNL NV	748	2,605
PostNL NV- ADR (a)	1,681	5,883
TNT Express NV	667	6,965
TNT Express NV- ADR	1,509	15,769
		31,222

CHEMICALS—0.2%
Akzo Nobel NV- ADR	10,773	202,748

COMPUTERS & PERIPHERALS—0.1%
Gemalto NV	2,161	190,085

DIVERSIFIED FINANCIAL SERVICES—0.3%
ING Groep NV- ADR (a) .	40,591	320,263

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV-
ADR	25,936	323,163

FOOD PRODUCTS—0.8%
Unilever NV - NY
Registry Shares	27,596	979,106

INDUSTRIAL CONGLOMERATES—0.6%
Koninklijke Philips
Electronics NV	30,708	720,103

INSURANCE—0.1%
Aegon NV	35,051	182,616

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV (a)	16,784	310,672

MEDIA—0.1%
Wolters Kluwer NV	954	17,935
Wolters Kluwer NV- ADR	7,337	136,762
		154,697

OIL, GAS & CONSUMABLE FUELS—1.8%
Royal Dutch Shell plc,
Class A- ADR	32,437	2,251,452

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.2%
ASML Holding NV - NY
Registry Shares	5,908	317,141
		5,983,268

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
SHARES		VALUE
COMMON STOCKS—98.5%, continued
NORWAY—1.1%
CHEMICALS—0.3%
Yara International ASA-
ADR	7,283	$363,786

METALS & MINING—0.1%
Norsk Hydro ASA	13,975	65,473
Norsk Hydro ASA- ADR .	13,201	60,593
		126,066

OIL, GAS & CONSUMABLE FUELS—0.7%
Statoil ASA- ADR	36,526	942,005
		1,431,857

PERU—0.2%
METALS & MINING—0.2%
Cia de Minas
Buenaventura SA- ADR .	6,387	248,838

PORTUGAL—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—
0.1%
Portugal Telecom SGPS
SA- ADR	26,158	129,743

ELECTRIC UTILITIES—0.0%**
EDP - Energias de Portugal
SA	10,966	30,185
		159,928

RUSSIA—0.9%
MEDIA—0.2%
CTC Media, Inc.	28,039	255,435

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Mobile Telesystems OJSC-
ADR	46,760	819,235
		1,074,670

SINGAPORE—2.2%
BANKS—0.1%
DBS Group Holdings Ltd. .	6,656	78,048

COMMERCIAL BANKS—1.3%
DBS Group Holdings Ltd.-
ADR	18,371	857,007
United Overseas Bank Ltd.	17,187	275,199
United Overseas Bank
Ltd.- ADR	15,803	507,909
		1,640,115

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Singapore
Telecommunications
Ltd.	49,000	127,770
Singapore
Telecommunications
Ltd.- ADR	6,886	178,692
		306,462

INDUSTRIAL CONGLOMERATES—0.6%
Keppel Corp. Ltd.- ADR .	39,498	730,713
		2,755,338

SOUTH AFRICA—1.9%
COMMERCIAL BANKS—0.1%
Standard Bank Group Ltd.-
ADR (a)	11,694	149,800

METALS & MINING—0.9%
AngloGold Ashanti Ltd.-
ADR	10,316	361,576
Gold Fields Ltd.- ADR	22,246	285,861
Harmony Gold Mining Co.
Ltd.- ADR	23,678	199,132
Impala Platinum Holdings
Ltd.- ADR	13,751	229,229
		1,075,798

OIL, GAS & CONSUMABLE FUELS—0.6%
Sasol Ltd.- ADR	18,103	807,032

WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	19,773	382,607
		2,415,237

SOUTH KOREA—2.7%
COMMERCIAL BANKS—1.5%
KB Financial Group, Inc.-
ADR	24,993	882,003
Shinhan Financial Group
Co. Ltd.- ADR	10,391	697,652
Woori Finance Holdings
Co. Ltd.- ADR	11,137	329,209
		1,908,864

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
SOUTH KOREA—2.7%,
continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
KT Corp.- ADR	33,306	$520,906

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.3%
LG Display Co. Ltd.- ADR
(a)	30,965	389,230

WIRELESS TELECOMMUNICATION SERVICES—0.5%
SK Telecom Co. Ltd.-
ADR	42,848	623,010
		3,442,010

SPAIN—1.9%
COMMERCIAL BANKS—0.8%
Banco Bilbao Vizcaya
Argentaria SA- ADR	53,712	416,268
Banco Santander SA- ADR
	73,784	550,429
		966,697

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telefonica SA- ADR	25,429	337,697

ELECTRIC UTILITIES—0.1%
Iberdrola SA- ADR	8,819	159,006

METALS & MINING—0.1%
Acerinox SA	16,589	186,018

OIL, GAS & CONSUMABLE FUELS—0.3%
Repsol YPF SA- ADR	17,252	332,964

RETAILING—0.3%
Inditex SA	3,528	438,087
		2,420,469

SWEDEN—1.6%
COMMUNICATIONS EQUIPMENT—0.3%
Telefonaktiebolaget LM
Ericsson- ADR	45,701	417,250

HOUSEHOLD PRODUCTS—0.1%
Svenska Cellulosa AB,
Class B	5,657	105,065

MACHINERY—0.8%
Atlas Copco AB- ADR	18,292 $	430,960
Atlas Copco AB, Class A .	7,174	167,424
Sandvik AB	11,348	154,012
Sandvik AB- ADR	20,116	272,974
		1,025,370

RETAILING—0.1%
Hennes & Mauritz AB
(H&M), Class B	1,624	56,418

SPECIALTY RETAIL—0.3%
Hennes & Mauritz AB-
ADR	61,770	424,360
		2,028,463

SWITZERLAND—6.6%
CAPITAL MARKETS—1.0%
Credit Suisse Group AG-
ADR	15,110	319,576
Julius Baer Group Ltd. (a).	9,537	332,604
UBS AG (a)	46,462	565,907
		1,218,087

CHEMICALS—0.9%
Syngenta AG- ADR	15,780	1,181,133

COMPUTERS & PERIPHERALS—0.1%
Logitech International SA
(a)	10,434	95,471

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG- ADR	5,970	240,412

ELECTRICAL EQUIPMENT—0.8%
ABB Ltd.- ADR (a)	50,801	949,979

INSURANCE—0.8%
Swiss Re AG (a)	2,040	131,120
Zurich Insurance Group
AG- ADR (a)	34,020	851,520
		982,640

METALS & MINING—0.3%
Xstrata plc- ADR	132,655	400,618

PHARMACEUTICALS—2.3%
Novartis AG- ADR	22,897	1,402,670

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
SHARES		VALUE
COMMON STOCKS—98.5%, continued
SWITZERLAND—6.6%,
continued
PHARMACEUTICALS—2.3%, continued
Roche Holding AG- ADR .	31,476	$1,479,057
		2,881,727

PROFESSIONAL SERVICES—0.0%**
Adecco SA (a)	710	33,790

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	581	24,787
Wolseley plc- ADR	68,120	290,873
		315,660
		8,299,517

TAIWAN—2.5%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Chunghwa Telecom Co.
Ltd.- ADR	16,623	527,780

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.2%
AU Optronics Corp.- ADR
(a)	61,761	214,929

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—1.9%
Advanced Semiconductor
Engineering, Inc.- ADR .	87,351	325,820
Siliconware Precision
Industries Co.- ADR	62,839	346,243
Taiwan Semiconductor
Manufacturing Co. Ltd.-
ADR	84,657	1,339,274
United Microelectronics
Corp.- ADR	204,987	420,223
		2,431,560
		3,174,269

TURKEY—0.2%
COMMERCIAL BANKS—0.2%
Turkiye Garanti Bankasi
AS- ADR	59,610	258,111

UNITED KINGDOM—12.2%
CAPITAL MARKETS—0.0%**
Man Group plc	3,940	5,239
Man Group plc- ADR	7,608	10,195
		15,434

COMMERCIAL BANKS—1.8%
Barclays plc- ADR	32,892	456,212
HSBC Holdings plc- ADR	35,841 $	1,665,173
Lloyds Banking Group plc-
ADR (a)	66,031	164,417
		2,285,802

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
BT Group plc- ADR	8,434	313,745

ELECTRIC UTILITIES—0.3%
SSE plc- ADR	18,407	415,998

ENERGY EQUIPMENT & SERVICES—0.1%
Subsea 7 SA- ADR	6,453	149,129

FOOD & STAPLES RETAILING—0.3%
J Sainsbury plc	4,806	26,969
J Sainsbury plc- ADR	11,869	264,204
WM Morrison
Supermarkets plc	7,868	36,235
		327,408

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Smith & Nephew plc-
ADR	5,855	322,727

HOTELS, RESTAURANTS & LEISURE—0.7%
Carnival plc- ADR	4,528	166,449
Compass Group plc- ADR	30,157	333,235
InterContinental Hotels
Group plc- ADR	12,146	318,833
		818,517

HOUSEHOLD PRODUCTS—0.4%
Reckitt Benckiser Group
plc	1,753	100,916
Reckitt Benckiser Group
plc- ADR	40,060	459,088
		560,004

INSURANCE—0.5%
Aviva plc	15,126	77,844
Prudential plc- ADR	23,333	606,658
		684,502

MATERIALS—0.1%
Antofagasta plc	3,335	67,963

MEDIA—0.8%
British Sky Broadcasting
Group plc	3,176	38,131

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.5%, continued
UNITED KINGDOM—
12.2%, continued
MEDIA—0.8%, continued
British Sky Broadcasting
Group plc- ADR	5,373	$ 256,829
Pearson plc- ADR	23,760	464,271
Reed Elsevier plc- ADR	7,992	305,374
		1,064,605

METALS & MINING—1.0%
Antofagasta plc- ADR	3,393	137,620
Rio Tinto plc- ADR	23,406	1,094,465
		1,232,085

MULTILINE RETAIL—0.1%
Marks & Spencer Group
plc- ADR	11,155	128,506

MULTI-UTILITIES—1.0%
Centrica plc	7,002	37,064
Centrica plc- ADR	9,774	206,133
National Grid plc- ADR	14,000	775,040
United Utilities Group plc .	2,386	27,587
United Utilities Group plc-
ADR	11,427	265,678
		1,311,502

OIL, GAS & CONSUMABLE FUELS—1.9%
BG Group plc- ADR	40,120	814,436
BP plc- ADR	31,246	1,323,580
Tullow Oil plc	6,394	141,453
Tullow Oil plc- ADR	13,326	145,920
		2,425,389

PHARMACEUTICALS—1.4%
AstraZeneca plc- ADR	13,344	638,644
GlaxoSmithKline plc-
ADR	24,923	1,152,439
		1,791,083

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.2%
ARM Holdings plc- ADR .	9,810	274,484

SOFTWARE—0.1%
Sage Group plc	3,343	16,918
Sage Group plc- ADR	2,441	49,845
		66,763

SPECIALTY RETAIL—0.2%
Kingfisher plc- ADR	29,151	247,783

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Vodafone Group plc- ADR	30,779	877,048
		15,380,477

UNITED STATES—0.4%
HEALTH CARE—0.2%
Catamaran Corp. (a)	1,818	178,109

MEDIA—0.1%
Thomson Reuters Corp.	4,046	116,768

METALS & MINING—0.1%
Sims Metal Management
Ltd.- ADR	16,850	166,815
		461,692
TOTAL COMMON STOCKS		124,344,462

CORPORATE BONDS—1.0%
DEVELOPMENT AUTHORITIES—1.0%
Everence Community
Investment, Inc., 1.00%,
12/15/12+(b)	343,000	342,168
Everence Community
Investment, Inc., 1.50%,
12/15/13+(b)	256,000	257,316
Everence Community
Investment, Inc., 1.50%,
12/15/14+(b)	606,000	609,115

TOTAL CORPORATE BONDS		1,208,599

SHORT TERM INVESTMENT—1.3%
INVESTMENT COMPANY—1.3%
JPMorgan U.S.
Government Money
Market Fund, Premier
Shares	1,667,211	1,667,211
TOTAL INVESTMENTS (Cost*
$131,000,673)—100.8%		$ 127,220,272
Liabilities in excess of other assets —
(0.8)%		(961,857)
NET ASSETS—100%		$ 126,258,415

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis International Index Fund
September 30, 2012 (Unaudited)

+ Variable rate security. Rates presented are the rates in effect at September 30, 2012.
(a) Non-income producing securities.
(b) Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	1.00%	343,000	3/2012
Everence Community Investment, Inc.	1.50%	256,000	3/2012
Everence Community Investment, Inc.	1.50%	606,000	3/2012

At September 30, 2012, these securities had an aggregate market value of $1,208,599, representing 1.0% of net assets.

* Represents cost for financial reporting purposes.
** Amount rounds to less than 0.1%.

ADR — American Depositary Receipt
plc — Public Liability Company
REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Value Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.7%
AIR FREIGHT & LOGISTICS—0.7%
FedEx Corp.	3,785	$ 320,287
United Parcel Service, Inc.,
Class B	2,161	154,663
		474,950

AIRLINES—0.1%
Southwest Airlines Co.	9,760	85,595

AUTO COMPONENTS—0.5%
Johnson Controls, Inc.	10,861	297,591

AUTOMOBILES—0.8%
Ford Motor Co.	36,033	355,286
Harley-Davidson, Inc	3,109	131,728
		487,014

BEVERAGES—0.7%
Coca-Cola Co	4,200	159,306
Coca-Cola Enterprises, Inc.	4,031	126,049
PepsiCo, Inc.	2,489	176,147
		461,502

BIOTECHNOLOGY—0.2%
Amgen, Inc.	1,495	126,058

BUILDING PRODUCTS—0.1%
Masco Corp.	4,361	65,633

CAPITAL MARKETS—3.7%
Ameriprise Financial, Inc.	2,516	142,632
Bank of New York Mellon
Corp.	12,337	279,063
BlackRock, Inc.	495	88,259
Charles Schwab Corp.	15,343	196,237
Goldman Sachs Group, Inc.	5,621	638,995
Invesco Ltd.	7,612	190,224
Legg Mason, Inc.	1,013	25,001
Morgan Stanley	18,235	305,254
Northern Trust Corp.	3,977	184,592
State Street Corp.	7,090	297,496
		2,347,753

CHEMICALS—1.3%
Air Products & Chemicals,
Inc	1,543	127,606
Ashland, Inc.	1,090	78,044
E.I. du Pont de Nemours &
Co.	7,114	357,621
Ecolab, Inc.	1,616	104,733
Praxair, Inc.	1,500	155,820
		823,824

COMMERCIAL BANKS—6.8%
BB&T Corp.	10,092	334,651
Comerica, Inc.	2,009	62,379
Fifth Third Bancorp	13,500	209,385
Huntington Bancshares, Inc.	18,304	126,298
KeyCorp	12,151	106,200
M&T Bank Corp.	1,320	125,611
PNC Financial Services
Group, Inc	6,226	392,861
Regions Financial Corp.	16,718	120,537
SunTrust Banks, Inc	5,600	158,312
U.S. Bancorp	21,736	745,545
Wells Fargo & Co.	55,884	1,929,674
Zions Bancorp	1,637	33,812
		4,345,265

COMMERCIAL SERVICES & SUPPLIES—1.3%
Avery Dennison Corp.	2,140	68,095
Pitney Bowes, Inc.	2,313	31,966
R.R. Donnelley & Sons Co.	3,006	31,864
Tyco International Ltd.	8,252	464,257
Waste Management, Inc	6,956	223,148
		819,330

COMMUNICATIONS EQUIPMENT—2.3%
Cisco Systems, Inc.	65,910	1,258,222
Motorola Solutions, Inc.	4,585	231,772
		1,489,994

COMPUTERS & PERIPHERALS—1.5%
Dell, Inc.	13,864	136,699
EMC Corp.(a)	13,491	367,899
Hewlett-Packard Co.	19,166	326,972
Western Digital Corp.	2,809	108,793
		940,363

CONSTRUCTION MATERIALS—0.1%
Vulcan Materials Co.	1,432	67,734

CONSUMER FINANCE—1.9%
American Express Co	6,814	387,444
Capital One Financial Corp.	8,120	462,921
Discover Financial Services	7,273	288,957

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.7%, continued
CONSUMER FINANCE—1.9%, continued
SLM Corp.	5,903	$92,795
		1,232,117

CONTAINERS & PACKAGING—0.3%
Ball Corp.	2,334	98,752
Owens-Illinois, Inc.(a)	4,465	83,763
		182,515

DIVERSIFIED CONSUMER SERVICES—0.2%
H&R Block, Inc.	6,094	105,609

DIVERSIFIED FINANCIAL SERVICES—6.6%
Bank of America Corp	121,981	1,077,092
Citigroup, Inc.	34,148	1,117,323
CME Group, Inc.	3,470	198,831
JPMorgan Chase & Co.	42,438	1,717,890
NYSE Euronext	3,488	85,979
		4,197,115

DIVERSIFIED TELECOMMUNICATION SERVICES—5.9%
AT&T, Inc.	66,251	2,497,663
CenturyLink, Inc.	8,848	357,459
Frontier Communications
Corp.	14,847	72,750
Verizon Communications,
Inc	17,247	785,946
Windstream Corp	6,032	60,984
		3,774,802

ELECTRIC UTILITIES—3.6%
Duke Energy Corp.	11,197	725,566
Edison International	5,917	270,348
FirstEnergy Corp.	5,545	244,534
NextEra Energy, Inc.	3,581	251,852
Pepco Holdings, Inc	2,566	48,497
PPL Corp.	14,801	429,969
Southern Co.	6,967	321,109
		2,291,875

ELECTRICAL EQUIPMENT—0.6%
Cooper Industries plc	2,265	170,011
Emerson Electric Co.	4,383	211,567
		381,578

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—1.0%
Corning, Inc.	22,072	290,247
Flextronics International
Ltd.(a)	5,394	32,364
Jabil Circuit, Inc.	4,276	80,046
TE Connectivity Ltd	7,186	244,396
		647,053

ENERGY EQUIPMENT & SERVICES—1.1%
Diamond Offshore Drilling,
Inc.	1,513	99,570
Nabors Industries Ltd.(a)	6,221	87,281
National Oilwell Varco, Inc.	2,299	184,173
Noble Corp.(a)	5,821	208,275
Rowan Cos. plc, Class A(a)	2,940	99,284
		678,583

FOOD & STAPLES RETAILING—3.4%
CVS Caremark Corp.	15,795	764,794
Kroger Co	7,732	182,011
Safeway, Inc	2,724	43,829
Sysco Corp.	7,463	233,368
Walgreen Co.	11,591	422,376
Wal-Mart Stores, Inc.	7,375	544,275
		2,190,653

FOOD PRODUCTS—1.7%
Campbell Soup Co.	7,336	255,440
ConAgra Foods, Inc.	6,460	178,231
H.J. Heinz Co.	1,906	106,641
Kellogg Co.	559	28,878
Kraft Foods, Inc., Class A	13,050	539,617
		1,108,807

GAS UTILITIES—0.6%
AGL Resources, Inc.	4,928	201,604
National Fuel Gas Co.	1,243	67,172
ONEOK, Inc	2,484	120,002
		388,778

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
CareFusion Corp.(a)	412	11,697
Medtronic, Inc.	5,894	254,149
		265,846

HEALTH CARE PROVIDERS & SERVICES—1.1%
Aetna, Inc.	2,074	82,130
Cigna Corp.	3,085	145,520
Coventry Health Care, Inc.	2,032	84,714

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.7%, continued
HEALTH CARE PROVIDERS & SERVICES—1.1%,
continued
Humana, Inc	1,288	$ 90,353
McKesson Corp.	1,975	169,909
WellPoint, Inc.	1,764	102,330
		674,956

HOTELS, RESTAURANTS & LEISURE—1.1%
Carnival Corp	8,393	305,841
Marriott International, Inc.,
Class A	2,660	104,006
Starwood Hotels & Resorts
Worldwide, Inc	1,776	102,937
Wyndham Worldwide Corp .	3,038	159,434
		672,218

HOUSEHOLD DURABLES—0.4%
D.R. Horton, Inc.	4,724	97,503
Newell Rubbermaid, Inc.	4,142	79,071
Whirlpool Corp.	1,019	84,485
		261,059

HOUSEHOLD PRODUCTS—1.5%
Procter & Gamble Co.	13,955	967,919

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS—0.3%
AES Corp.(a)	11,874	130,258
NRG Energy, Inc.	3,358	71,827
		202,085

INDUSTRIAL CONGLOMERATES—0.7%
3M Co.	4,515	417,276

INSURANCE—8.1%
ACE Ltd	4,420	334,152
Allstate Corp.	6,779	268,516
American International
Group, Inc.(a)	16,786	550,413
Aon plc	2,267	118,542
Assurant, Inc.	790	29,467
Berkshire Hathaway, Inc.,
Class B(a)	20,450	1,803,690
Chubb Corp.	1,417	108,089
Cincinnati Financial Corp.	2,512	95,180
Genworth Financial, Inc.,
Class A(a)	12,732	66,588
Hartford Financial Services
Group, Inc.	1,500	29,160
Lincoln National Corp.	3,275	79,222
Loews Corp.	3,484	143,750
Marsh & McLennan Cos.,
Inc.	5,930	201,205
MetLife, Inc.	14,772	509,043
Principal Financial Group,
Inc.	3,784	101,941
Progressive Corp.	4,933	102,310
Prudential Financial, Inc.	6,698	365,108
Torchmark Corp.	1,643	84,368
Travelers Cos., Inc.	3,103	211,811
		5,202,555

INTERNET SOFTWARE & SERVICES—0.7%
eBay, Inc.(a)	5,171	250,328
Yahoo!, Inc.(a)	11,254	179,783
		430,111

IT SERVICES—1.1%
Accenture plc, Class A	2,989	209,320
Fidelity National Information
Services, Inc.	3,862	120,572
International Business
Machines Corp.	727	150,816
Paychex, Inc.	3,684	122,640
Western Union Co.	5,371	97,860
		701,208

LIFE SCIENCES TOOLS & SERVICES—0.3%
Thermo Fisher Scientific, Inc.	3,394	199,669

MACHINERY—2.0%
Deere & Co.	1,899	156,648
Dover Corp	2,303	137,005
Illinois Tool Works, Inc.	3,805	226,283
Ingersoll-Rand plc	5,362	240,325
PACCAR, Inc	5,046	201,966
Parker Hannifin Corp.	1,544	129,048
Stanley Black & Decker, Inc. .	1,287	98,134
Xylem, Inc.	3,658	91,999
		1,281,408

MEDIA—6.1%
CBS Corp., Class B	7,975	289,732
Comcast Corp., Class A	32,175	1,150,900
Gannett Co., Inc.	6,632	117,718
Interpublic Group of Cos.,
Inc.	9,086	101,036

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.7%, continued
MEDIA—6.1%, continued
McGraw-Hill Cos., Inc.	2,038	$ 111,254
Omnicom Group, Inc.	2,019	104,100
Time Warner Cable, Inc.	2,619	248,962
Time Warner, Inc	12,962	587,568
Viacom, Inc., Class B	2,122	113,718
Walt Disney Co.	20,655	1,079,843
		3,904,831

METALS & MINING—0.6%
Allegheny Technologies, Inc..	2,415	77,039
Nucor Corp.	6,500	248,690
United States Steel Corp.	3,703	70,616
		396,345

MULTILINE RETAIL—0.7%
Macy's, Inc.	6,103	229,595
Target Corp.	3,279	208,118
		437,713

MULTI-UTILITIES—2.1%
CenterPoint Energy, Inc	9,131	194,490
CMS Energy Corp.	3,424	80,635
Consolidated Edison, Inc.	4,079	244,291
DTE Energy Co.	3,270	196,004
MDU Resources Group, Inc. .	4,677	103,081
NiSource, Inc.	4,934	125,719
SCANA Corp	2,488	120,096
Sempra Energy	4,143	267,182
		1,331,498

OFFICE ELECTRONICS—0.2%
Xerox Corp.	15,601	114,511

OIL, GAS & CONSUMABLE FUELS—8.9%
Apache Corp.	2,250	194,557
BP plc, ADR	9,699	410,850
Chesapeake Energy Corp	7,342	138,544
ConocoPhillips	19,259	1,101,230
Denbury Resources, Inc.(a)	5,414	87,490
Devon Energy Corp.	5,577	337,408
Energen Corp.	1,970	103,248
Hess Corp	4,580	246,038
Kinder Morgan, Inc.	6,149	218,412
Marathon Oil Corp	11,884	351,410
Marathon Petroleum Corp.	4,265	232,826
Murphy Oil Corp.	4,279	229,740
Noble Energy, Inc.	1,650	152,971
Phillips 66	7,804	361,871
QEP Resources, Inc.	3,447	109,132
Royal Dutch Shell plc, Class
A, ADR	9,681	671,958
Spectra Energy Corp.	10,614	311,627
Valero Energy Corp.	7,439	235,668
Williams Cos., Inc.	5,711	199,714
		5,694,694

PAPER & FOREST PRODUCTS—0.4%
International Paper Co.	6,921	251,371

PERSONAL PRODUCTS—0.1%
Avon Products, Inc	4,332	69,095

PHARMACEUTICALS—4.7%
Abbott Laboratories	4,017	275,406
Bristol-Myers Squibb Co.	12,769	430,954
Eli Lilly & Co.	10,040	475,996
Forest Laboratories, Inc.(a)	5,345	190,336
Hospira, Inc.(a)	2,839	93,176
Johnson & Johnson	12,107	834,293
Merck & Co., Inc.	15,122	682,002
		2,982,163

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.9%
Equity Residential	1,651	94,982
HCP, Inc	4,327	192,465
Host Hotels & Resorts, Inc.	12,568	201,716
Plum Creek Timber Co., Inc. .	1,240	54,362
Prologis, Inc.	4,890	171,297
Simon Property Group, Inc.	1,799	273,106
Vornado Realty Trust	523	42,389
Weyerhaeuser Co.	7,293	190,639
		1,220,956

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
CBRE Group, Inc., Class A(a)	5,299	97,555
ROAD & RAIL—0.9%
CSX Corp.	15,011	311,478
Norfolk Southern Corp	3,022	192,290
Ryder System, Inc.	1,959	76,519
		580,287

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.7%, continued
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—2.3%
Advanced Micro Devices,
Inc.(a)	12,619	$ 42,526
Analog Devices, Inc	4,253	166,675
Applied Materials, Inc.	22,547	251,737
Intel Corp.	34,518	782,868
Micron Technology, Inc.(a)	16,646	99,627
NVIDIA Corp.(a)	11,768	156,985
		1,500,418

SOFTWARE—2.6%
Adobe Systems, Inc.(a)	4,979	161,618
Autodesk, Inc.(a)	2,470	82,424
CA, Inc	3,746	96,516
Microsoft Corp	41,735	1,242,868
Oracle Corp.	3,482	109,648
		1,693,074

SPECIALTY RETAIL—1.9%
Gap, Inc.	3,950	141,331
Home Depot, Inc.	10,291	621,268
Lowe's Cos., Inc	12,559	379,784
Staples, Inc	7,496	86,354
		1,228,737

WATER UTILITIES—0.1%
American Water Works Co.,
Inc	2,056	76,195

WIRELESS TELECOMMUNICATION SERVICES—0.3%
Sprint Nextel Corp.(a)	39,309	216,986

TOTAL COMMON STOCKS		63,084,830

PREFERRED STOCK—0.0%**
SPECIALTY RETAIL—0.0%**
Orchard Supply Hardware
Stores Corp., Perpetual,
Series A
- Zero Coupon(a),(b)	39	76
TOTAL PREFERRED STOCKS		$ 76

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
CORPORATE NOTES—0.9%
DEVELOPMENT AUTHORITIES—0.9%
Everence Community
Investment, Inc., 1.00%,
12/15/12+(c)	175,000	174,576
Everence Community
Investment, Inc., 1.50%,
12/15/13+(c)	192,500	193,489
Everence Community
Investment, Inc., 1.50%,
12/15/14+(c)	192,500	193,489
TOTAL CORPORATE
NOTES		561,554

SHORT TERM INVESTMENT—0.0%**
INVESTMENT COMPANY—0.0%**
JPMorgan U.S. Government
Money Market Fund, Premier
Shares	13,335	13,335

TOTAL INVESTMENTS (Cost*
$57,243,941)—99.6%		$ 63,659,795
Other assets in excess of liabilities — 0.4%		259,598
NET ASSETS—100%		$ 63,919,393

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund
September 30, 2012 (Unaudited)

+ Variable rate security. Rates presented are the rates in effect at September 30, 2012.
(a) Non-income producing securities.
(b) Is Zero Coupon
(c) Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	1.00%	175,000	12/2009
Everence Community Investment, Inc.	1.50%	192,500	12/2009
Everence Community Investment, Inc.	1.50%	192,500	12/2009

At September 30, 2012, these securities had an aggregate market value of $561,554, representing 0.9% of net assets.

*    Represents cost for financial reporting purposes.
** Amount rounds to less than 0.1%.

ADR — American Depositary Receipt
plc — Public Liability Company
REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Growth Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%
AIR FREIGHT & LOGISTICS—1.7%
C. H. Robinson Worldwide,
Inc	1,398	$ 81,853
Expeditors International of
Washington, Inc.	1,767	64,248
FedEx Corp.	924	78,189
United Parcel Service, Inc.,
Class B	9,566	684,638
		908,928

AUTOMOBILES—0.1%
Harley-Davidson, Inc	1,712	72,537

BEVERAGES—4.3%
Coca-Cola Co	35,236	1,336,501
Monster Beverage Corp.(a)	1,040	56,326
PepsiCo, Inc.	11,889	841,385
		2,234,212

BIOTECHNOLOGY—3.4%
Alexion Pharmaceuticals,
Inc.(a)	1,330	152,152
Amgen, Inc.	6,714	566,124
Biogen Idec, Inc.(a)	2,083	310,846
Celgene Corp.(a)	4,249	324,624
Gilead Sciences, Inc.(a)	6,347	420,997
		1,774,743

CAPITAL MARKETS—1.2%
BlackRock, Inc.	1,491	265,845
Franklin Resources, Inc.	1,771	221,499
Northern Trust Corp.	665	30,866
T. Rowe Price Group, Inc.	1,784	112,927
		631,137

CHEMICALS—3.2%
Air Products & Chemicals,
Inc	2,429	200,878
CF Industries Holdings, Inc .	782	173,792
E.I. du Pont de Nemours &
Co.	4,926	247,630
Ecolab, Inc.	3,365	218,086
Mosaic Co.	1,800	103,698
PPG Industries, Inc.	1,558	178,921
Praxair, Inc	3,579	371,786
Sherwin-Williams Co.	748	111,385
Sigma-Aldrich Corp	1,156	83,197
		1,689,373

COMMERCIAL SERVICES & SUPPLIES—0.2%
Stericycle, Inc.(a)	958	86,718

COMMUNICATIONS EQUIPMENT—1.9%
F5 Networks, Inc.(a)	669	70,044
Juniper Networks, Inc.(a)	3,772	64,539
QUALCOMM, Inc	13,956	872,111
		1,006,694

COMPUTERS & PERIPHERALS—9.6%
Apple, Inc	6,928	4,622,777
EMC Corp.(a)	8,531	232,640
NetApp, Inc.(a)	2,370	77,926
SanDisk Corp.(a)	1,971	85,601
		5,018,944

CONSUMER FINANCE—0.8%
American Express Co	7,173	407,857

DIVERSIFIED FINANCIAL SERVICES—0.2%
IntercontinentalExchange,
Inc.(a)	620	82,714

DIVERSIFIED TELECOMMUNICATION SERVICES—
1.2%
AT&T, Inc.	2,695	101,602
Verizon Communications,
Inc.	11,941	544,151
		645,753
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc	1,969	138,480
Southern Co.	3,450	159,010
		297,490

ELECTRICAL EQUIPMENT—1.2%
AMETEK, Inc.	968	34,316
Emerson Electric Co.	5,970	288,172
Rockwell Automation, Inc.	2,070	143,968
Roper Industries, Inc.	1,263	138,791
		605,247

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—0.2%
Amphenol Corp., Class A	1,405	82,726

ENERGY EQUIPMENT & SERVICES—2.3%
Cameron International
Corp.(a)	4,088	229,214

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Growth Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
ENERGY EQUIPMENT & SERVICES—2.3%, continued
Diamond Offshore Drilling,
Inc	3,537	$ 232,770
Ensco plc, Class A	2,260	123,306
FMC Technologies, Inc.(a)	2,913	134,872
Helmerich & Payne, Inc.	2,110	100,457
National Oilwell Varco, Inc .	3,535	283,189
Rowan Cos. plc, Class A(a)	2,950	99,621
		1,203,429

FOOD & STAPLES RETAILING—2.0%
Costco Wholesale Corp.	1,284	128,560
Walgreen Co.	2,495	90,918
Wal-Mart Stores, Inc.	8,907	657,337
Whole Foods Market, Inc.	1,642	159,931
		1,036,746

FOOD PRODUCTS—2.1%
Campbell Soup Co.	2,508	87,328
General Mills, Inc.	3,355	133,697
H.J. Heinz Co	1,572	87,953
Hershey Co.	1,517	107,540
Kellogg Co	2,054	106,110
Kraft Foods, Inc., Class A	10,711	442,900
Mead Johnson Nutrition Co .	1,738	127,361
		1,092,889

GAS UTILITIES—0.5%
AGL Resources, Inc	2,554	104,484
ONEOK, Inc.	3,796	183,385
		287,869

HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
Baxter International, Inc.	3,841	231,459
C.R. Bard, Inc.	250	26,162
Covidien plc	2,842	168,872
Edwards Lifesciences
Corp.(a)	1,144	122,831
Intuitive Surgical, Inc.(a)	399	197,756
Medtronic, Inc.	4,575	197,274
St. Jude Medical, Inc.	2,061	86,830
Stryker Corp	2,340	130,244
Varian Medical Systems,
Inc.(a)	1,224	73,832
Zimmer Holdings, Inc.	1,293	87,433
		1,322,693

HEALTH CARE PROVIDERS & SERVICES—2.6%
Aetna, Inc	1,725	68,310
DaVita, Inc.(a)	957	99,155
Express Scripts Holding
Co.(a)	7,195	450,911
Humana, Inc.	924	64,819
Laboratory Corp. of America
Holdings(a)	297	27,463
Quest Diagnostics, Inc.	1,816	115,189
UnitedHealth Group, Inc.	8,801	487,663
WellPoint, Inc.	1,187	68,858
		1,382,368

HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp.(a)	1,829	141,583

HOTELS, RESTAURANTS & LEISURE—3.2%
Chipotle Mexican Grill,
Inc.(a)	223	70,811
Marriott International, Inc.,
Class A	731	28,582
McDonald's Corp.	9,366	859,331
Starbucks Corp.	6,596	334,747
Starwood Hotels & Resorts
Worldwide, Inc.	1,476	85,549
Yum! Brands, Inc.	4,247	281,746
		1,660,766

HOUSEHOLD PRODUCTS—3.8%
Colgate-Palmolive Co.	4,312	462,333
Kimberly-Clark Corp.	3,029	259,827
Procter & Gamble Co	18,580	1,288,709
		2,010,869

INDUSTRIAL CONGLOMERATES—0.9%
3M Co	5,233	483,634

INSURANCE—1.1%
Aflac, Inc.	4,019	192,430
Aon plc	1,713	89,573
Berkshire Hathaway, Inc.,
Class B(a)	1,049	92,522
Chubb Corp.	1,180	90,010
Travelers Cos., Inc.	1,406	95,973
		560,508

INTERNET & CATALOG RETAIL—1.9%
Amazon.com, Inc.(a)	2,761	702,178

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Growth Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
INTERNET & CATALOG RETAIL—1.9%, continued
priceline.com, Inc.(a)	455	$ 281,522
		983,700

INTERNET SOFTWARE & SERVICES—3.9%
Akamai Technologies, Inc.(a)	2,273	86,965
eBay, Inc.(a)	7,408	358,621
Google, Inc., Class A(a)	2,036	1,536,162
VeriSign, Inc.(a)	742	36,128
		2,017,876

IT SERVICES—7.5%
Accenture plc, Class A	4,604	322,418
Automatic Data Processing,
Inc	3,773	221,324
Cognizant Technology
Solutions Corp., Class A(a).	2,671	186,756
Fiserv, Inc.(a)	1,201	88,910
International Business
Machines Corp.	8,939	1,854,396
Mastercard, Inc., Class A	980	442,451
Paychex, Inc	2,660	88,551
Teradata Corp.(a)	1,205	90,869
Visa, Inc., Class A	4,446	597,009
		3,892,684

LIFE SCIENCES TOOLS & SERVICES—0.4%
Agilent Technologies, Inc.	2,610	100,355
Life Technologies Corp.(a)	683	33,385
Thermo Fisher Scientific, Inc.	1,564	92,010
		225,750

MACHINERY—1.6%
Deere & Co.	4,357	359,409
Illinois Tool Works, Inc	3,797	225,808
Joy Global, Inc	1,081	60,601
Parker Hannifin Corp	1,997	166,909
		812,727

MEDIA—2.5%
Comcast Corp., Class A	1,347	48,182
DIRECTV(a)	5,581	292,779
Discovery Communications,
Inc., Class A(a)	3,029	180,619
Liberty Global, Inc., Class
A(a)	628	38,151
McGraw-Hill Cos., Inc.	1,927	105,195
Omnicom Group, Inc.	1,678	86,518
Time Warner Cable, Inc.	2,069	196,679
Viacom, Inc., Class B	4,876	261,305
Walt Disney Co.	1,970	102,992
		1,312,420

METALS & MINING—0.1%
Cliffs Natural Resources, Inc..	1,168	45,704

MULTILINE RETAIL—0.4%
Dollar Tree, Inc.(a)	1,672	80,716
Target Corp.	2,472	156,898
		237,614

OIL, GAS & CONSUMABLE FUELS—7.7%
Apache Corp.	2,777	240,127
BP plc, ADR	10,036	425,125
Cabot Oil & Gas Corp.	2,707	121,544
Concho Resources, Inc.(a)	813	77,032
ConocoPhillips	9,150	523,197
Devon Energy Corp.	1,201	72,660
EOG Resources, Inc.	2,890	323,825
EQT Corp.	1,791	105,669
Hess Corp.	1,466	78,754
Kinder Morgan, Inc.	3,900	138,528
Marathon Oil Corp.	3,072	90,839
Murphy Oil Corp.	1,554	83,434
Noble Energy, Inc.	1,742	161,501
Phillips 66	2,195	101,782
Pioneer Natural Resources
Co.	1,838	191,887
Range Resources Corp.	1,476	103,128
Royal Dutch Shell plc, Class
A, ADR	10,549	732,206
Southwestern Energy Co.(a)	3,347	116,409
Spectra Energy Corp.	7,158	210,159
Williams Cos., Inc.	3,809	133,201
		4,031,007

PERSONAL PRODUCTS—0.2%
Estee Lauder Cos., Inc., Class
A	1,580	97,280

PHARMACEUTICALS—8.2%
Abbott Laboratories	13,431	920,829
Allergan, Inc./United States	2,086	191,036
Bristol-Myers Squibb Co.	11,452	386,505
Eli Lilly & Co.	6,697	317,505
Johnson & Johnson	21,780	1,500,860
Merck & Co., Inc.	17,058	769,316

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Growth Index Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
PHARMACEUTICALS—8.2%, continued
Mylan, Inc.(a)	3,708	$ 90,475
Perrigo Co.	799	92,820
		4,269,346

PROFESSIONAL SERVICES—0.1%
Robert Half International, Inc.	2,813	74,910

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.5%
American Tower Corp.	3,920	279,849
Public Storage	1,381	192,194
Simon Property Group, Inc.	1,919	291,323
		763,366

ROAD & RAIL—0.9%
CSX Corp	9,008	186,916
Kansas City Southern	1,158	87,753
Norfolk Southern Corp.	2,750	174,983
		449,652

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—1.8%
Altera Corp.	2,652	90,128
Analog Devices, Inc	2,349	92,057
Broadcom Corp., Class A(a)	5,169	178,744
Intel Corp.	22,355	507,012
Texas Instruments, Inc	3,540	97,527
		965,468

SOFTWARE—5.6%
Adobe Systems, Inc.(a)	2,475	80,338
Autodesk, Inc.(a)	2,053	68,509
BMC Software, Inc.(a)	909	37,714
Citrix Systems, Inc.(a)	1,519	116,310
Intuit, Inc.	3,067	180,585
Microsoft Corp	36,526	1,087,744
Oracle Corp.	32,693	1,029,503
Red Hat, Inc.(a)	1,366	77,780
Salesforce.com, Inc.(a)	962	146,888
Symantec Corp.(a)	4,544	81,792
		2,907,163

SPECIALTY RETAIL—1.7%
Bed Bath & Beyond, Inc.(a)	1,184	74,592
Home Depot, Inc.	5,456	329,379
O'Reilly Automotive, Inc.(a) .	881	73,669
Ross Stores, Inc.	1,972	127,391
TJX Cos., Inc.	5,973	267,531
		872,562

TEXTILES, APPAREL & LUXURY GOODS—1.3%
Coach, Inc.	1,952	109,351
Fossil, Inc.(a)	624	52,853
NIKE, Inc., Class B	3,104	294,601
Ralph Lauren Corp	483	73,044
VF Corp.	787	125,416
		655,265

TRADING COMPANIES & DISTRIBUTORS—0.4%
Fastenal Co	1,699	73,040
W.W. Grainger, Inc.	752	156,694
		229,734

WIRELESS TELECOMMUNICATION SERVICES—0.3%
Crown Castle International
Corp.(a)	2,434	156,019

TOTAL COMMON STOCKS		51,728,674

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Everence Community
Investment, Inc., 1.00%,
11/30/13+(b)	135,000	135,024
Everence Community
Investment, Inc., 1.50%,
11/30/13+(b)	230,000	231,182
Everence Community
Investment, Inc., 1.50%,
12/15/14+(b)	175,000	175,900
TOTAL CORPORATE
NOTES		542,106

SHORT TERM INVESTMENT—0.6%
INVESTMENT COMPANY—0.6%
JPMorgan U.S. Government
Money Market Fund, Premier
Shares	304,534	304,534

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Growth Index Fund
September 30, 2012 (Unaudited)

SHORT TERM INVESTMENT—0.6%,
continued
INVESTMENT COMPANY—0.6%,
continued
TOTAL INVESTMENTS (Cost*
$41,144,788)—100.7%	$ 52,575,314
Liabilities in excess of other assets —
(0.7)%	(380,837)
NET ASSETS—100%	$ 52,194,477

+ Variable rate security. Rates presented are the rates in effect at September 30, 2012.
(a) Non-income producing securities.
(b) Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	1.00%	135,000	12/2010
Everence Community Investment, Inc.	1.50%	230,000	12/2010
Everence Community Investment, Inc.	1.50%	175,000	9/2011

At September 30, 2012, these securities had an aggregate market value of $542,106, representing 1.0% of net assets.

* Represents cost for financial reporting purposes.

ADR — American Depositary Receipt
plc — Public Liability Company
REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Small Cap Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.3%
AEROSPACE & DEFENSE—1.4%
Hexcel Corp.(a)	43,150	$ 1,036,463

BIOTECHNOLOGY—0.3%
Exact Sciences Corp.(a)	17,100	188,271

CAPITAL MARKETS—1.3%
Greenhill & Co., Inc.	18,475	956,081

COMMERCIAL BANKS—10.4%
Community Bank System,
Inc	36,675	1,033,868
First Horizon National Corp. .	119,340	1,149,244
Home Bancshares, Inc.	22,850	778,957
Prosperity Bancshares, Inc	21,340	909,511
Texas Capital Bancshares,
Inc.(a)	34,600	1,719,966
UMB Financial Corp.	20,900	1,017,412
Umpqua Holdings Corp	79,410	1,023,595
		7,632,553

COMMUNICATIONS EQUIPMENT—3.9%
Brocade Communications
Systems, Inc.(a)	102,200	604,513
Ciena Corp.(a)	55,200	750,720
Ixia(a)	48,100	772,967
Loral Space &
Communications, Inc.	9,800	696,780
		2,824,980

CONTAINERS & PACKAGING—1.1%
Silgan Holdings, Inc.	18,250	794,058

ELECTRICAL EQUIPMENT—4.2%
Belden, Inc.	30,225	1,114,698
Franklin Electric Co., Inc	17,325	1,047,989
Thermon Group Holdings,
Inc.(a)	35,425	885,271
		3,047,958

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS—1.3%
FARO Technologies, Inc.(a) .	10,050	415,266
National Instruments Corp	21,475	540,526
		955,792

ENERGY EQUIPMENT & SERVICES—0.8%
Atwood Oceanics, Inc.(a)	13,025	591,986

FOOD & STAPLES RETAILING—1.0%
Casey's General Stores, Inc.	12,800	731,392

HEALTH CARE EQUIPMENT & SUPPLIES—6.1%
Cyberonics, Inc.(a)	24,200	1,268,564
DexCom, Inc.(a)	70,900	1,065,627
Endologix, Inc.(a)	72,900	1,007,478
Integra LifeSciences Holdings
Corp.(a)	22,225	913,447
Spectranetics Corp.(a)	12,500	184,375
		4,439,491

HEALTH CARE PROVIDERS & SERVICES—5.7%
Health Management
Associates, Inc., Class A(a).	93,535	784,759
HMS Holdings Corp.(a)	29,880	998,888
MWI Veterinary Supply,
Inc.(a)	10,975	1,170,813
Team Health Holdings,
Inc.(a)	44,125	1,197,111
		4,151,571

HEALTH CARE TECHNOLOGY—1.4%
Computer Programs &
Systems, Inc.	18,750	1,041,562

HOUSEHOLD DURABLES—0.8%
Tempur-Pedic International,
Inc.(a)	18,875	564,174

INDUSTRIAL CONGLOMERATES—1.0%
Raven Industries, Inc.	24,560	722,801

INSURANCE—1.7%
AmTrust Financial Services,
Inc.	48,318	1,237,894

INTERNET SOFTWARE & SERVICES—2.2%
Active Network, Inc.(a)	15,035	188,388
LivePerson, Inc.(a)	44,005	796,931
LogMeIn, Inc.(a)	29,075	652,152
		1,637,471

IT SERVICES—0.8%
Acxiom Corp.(a)	31,810	581,169

MACHINERY—8.2%
Actuant Corp., Class A	38,925	1,114,033
Barnes Group, Inc.	33,825	845,963

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Small Cap Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.3%, continued
MACHINERY—8.2%, continued
Chart Industries, Inc.(a)	8,750	$ 646,187
CLARCOR, Inc.	18,350	818,961
Middleby Corp.(a)	10,550	1,220,002
Rexnord Corp.(a)	40,175	731,989
Westport Innovations, Inc.(a) .	23,250	647,280
		6,024,415

MARINE—1.0%
Kirby Corp.(a)	13,025	720,022

MEDIA—1.0%
Cinemark Holdings, Inc	34,125	765,424

METALS & MINING—3.3%
Carpenter Technology Corp. .	15,925	833,196
Commercial Metals Co.	58,300	769,560
Haynes International, Inc	15,425	804,414
		2,407,170

OIL, GAS & CONSUMABLE FUELS—6.2%
Approach Resources, Inc.(a) .	42,750	1,288,058
Gulfport Energy Corp.(a)	30,535	954,524
Kodiak Oil & Gas Corp.(a)	80,275	751,374
Oasis Petroleum, Inc.(a)	24,500	722,015
Rosetta Resources, Inc.(a)	16,600	795,140
		4,511,111

PHARMACEUTICALS—2.6%
Akorn, Inc.(a)	69,317	916,371
Impax Laboratories, Inc.(a)	38,150	990,374
		1,906,745

PROFESSIONAL SERVICES—0.8%
Insperity, Inc.	23,320	588,364

REAL ESTATE MANAGEMENT & DEVELOPMENT—
0.5%
FirstService Corp.(a)	13,138	367,207

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—1.2%
Cirrus Logic, Inc.(a)	22,065	847,075

SOFTWARE—8.3%
ACI Worldwide, Inc.(a)	25,050	1,058,613
Aspen Technology, Inc.(a)	57,500	1,486,375
Interactive Intelligence
Group, Inc.(a)	28,000	841,400
MicroStrategy, Inc., Class
A(a)	7,450	998,821
NICE Systems Ltd., ADR(a) .	27,500	913,550
Pegasystems, Inc.	26,500	769,560
		6,068,319

SPECIALTY RETAIL—12.1%
Bebe Stores, Inc.	86,475	415,080
Children's Place Retail Stores,
Inc.(a)	14,300	858,000
DSW, Inc., Class A	14,575	972,444
Genesco, Inc.(a)	14,675	979,263
GNC Holdings, Inc., Class A .	18,475	719,971
Group 1 Automotive, Inc.	20,950	1,261,818
Hibbett Sports, Inc.(a)	16,500	980,925
Monro Muffler Brake, Inc.	19,150	673,888
Select Comfort Corp.(a)	30,825	972,529
Sonic Automotive, Inc., Class
A	54,425	1,032,987
		8,866,905

TEXTILES, APPAREL & LUXURY GOODS—4.4%
Crocs, Inc.(a)	41,250	668,662
Fifth & Pacific Cos., Inc.(a)	79,650	1,017,927
Oxford Industries, Inc.	7,175	405,029
Warnaco Group, Inc.(a)	7,475	387,952
Wolverine World Wide, Inc .	17,450	774,257
		3,253,827

THRIFTS & MORTGAGE FINANCE—1.4%
Capitol Federal Financial, Inc.	87,485	1,046,321

TRADING COMPANIES & DISTRIBUTORS—2.2%
Beacon Roofing Supply,
Inc.(a)	27,700	789,450
WESCO International, Inc.(a).	14,925	853,710
		1,643,160

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Small Cap Fund
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.3%, continued
WIRELESS TELECOMMUNICATION SERVICES—0.7%
Leap Wireless International,
Inc.(a)	70,175	$ 478,593

TOTAL COMMON STOCKS		72,630,325

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
CORPORATE NOTES—1.0%
DEVELOPMENT AUTHORITIES—1.0%
Everence Community
Investment, Inc., 1.00%,
11/30/13+(b)	280,000	280,049
Everence Community
Investment, Inc., 1.50%,
11/30/13+(b)	195,000	196,003
Everence Community
Investment, Inc., 1.50%,
12/15/14+(b)	275,000	276,414
TOTAL CORPORATE
NOTES		752,466

SHORT TERM INVESTMENT—0.3%
INVESTMENT COMPANY—0.3%
JPMorgan U.S. Government
Money Market Fund, Premier
Shares	203,220	203,220

TOTAL INVESTMENTS (Cost*
$57,882,048)—100.6%		$ 73,586,011
Liabilities in excess of other assets —
(0.6)%		(422,425)
NET ASSETS—100%		$ 73,163,586

+ Variable rate security. Rates presented are the rates in effect at September 30, 2012.
(a) Non-income producing securities.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments, continued
Praxis Small Cap Fund
September 30, 2012 (Unaudited)

(b) Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	1.00%	280,000	12/2010
Everence Community Investment, Inc.	1.50%	195,000	12/2010
Everence Community Investment, Inc.	1.50%	275,000	9/2011

At September 30, 2012, these securities had an aggregate market value of $752,466, representing 1.0% of net assets.

* Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Genesis Conservative Portfolio
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 100.1%
Praxis Core Stock Fund,
Class I (a)	124,203	$ 1,669,284
Praxis Growth Index Fund,
Class I (a)	63,611	762,054
Praxis Intermediate Income
Fund, Class I (a)	1,157,934	12,528,847
Praxis International Index
Fund, Class I (a)	110,403	998,042
Praxis Small Cap Fund,
Class I (a)(b)	21,346	254,875
Praxis Value Index Fund,
Class I (a)	88,924	764,742
Total Mutual Funds		16,977,844

TOTAL INVESTMENTS (Cost*
$15,852,064)—100.1%		$ 16,977,844
Liabilities in excess of other assets —
(0.1)%		(19,955)
NET ASSETS—100%		$ 16,957,889

(a) Affiliated fund.
(b) Non-income producing securities.
* Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Genesis Balanced Portfolio
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 100.2%
Praxis Core Stock Fund,
Class I (a)	571,809	$ 7,685,108
Praxis Growth Index Fund,
Class I (a)	326,798	3,915,041
Praxis Intermediate Income
Fund, Class I (a)	1,597,431	17,284,203
Praxis International Index
Fund, Class I (a)	751,931	6,797,455
Praxis Small Cap Fund,
Class I (a)(b)	381,401	4,553,927
Praxis Value Index Fund,
Class I (a)	454,481	3,908,536
Total Mutual Funds		44,144,270

TOTAL INVESTMENTS (Cost*
$39,652,400)—100.2%		$ 44,144,270
Liabilities in excess of other assets —
(0.2)%		(67,649)
NET ASSETS—100%		$ 44,076,621

(a) Affiliated fund.
(b) Non-income producing securities.
* Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments
Praxis Genesis Growth Portfolio
September 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 100.2%
Praxis Core Stock Fund,
Class I (a)	609,180	$ 8,187,386
Praxis Growth Index Fund,
Class I (a)	326,826	3,915,373
Praxis Intermediate Income
Fund, Class I (a)	669,630	7,245,399
Praxis International Index
Fund, Class I (a)	783,141	7,079,597
Praxis Small Cap Fund,
Class I (a)(b)	447,451	5,342,561
Praxis Value Index Fund,
Class I (a)	455,014	3,913,121
Total Mutual Funds		35,683,437

TOTAL INVESTMENTS (Cost*
$31,257,044)—100.2%		$ 35,683,437
Liabilities in excess of other assets —
(0.2)%		(70,955)
NET ASSETS—100%		$ 35,612,482

(a) Affiliated fund.
(b) Non-income producing securities.
* Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Praxis Mutual Funds
Notes to schedule of portfolio investments
September 30, 2012 (Unaudited)

1.	Organization:
The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2012, the Trust consists of the Praxis Intermediate Income Fund, the Praxis Core Stock Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund and the Praxis Small Cap Fund (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio and the Praxis Genesis Growth Portfolio (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, Core Stock Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of September 30, 2012, the Funds offer two classes of shares; Class A and Class I and the Portfolios offer Class A. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which is 3.75 percent.

2.	Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:
The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by Everence Capital Management, Inc. (the “Adviser”) under general supervision of the Board of Trustees. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. The Portfolio’s investments in the underlying Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Pricing Committee of Everence Capital Management has established a policy and methodology, which was approved by the board, for pricing the Everence Community Investments notes held by several of the Praxis funds. The methodology takes into consideration the fundamental quality of the notes, the nature and duration of restrictions on the disposition of the securities, and an evaluation of the forces that influence the market in which these securities are purchased and sold. Accordingly, the committee applied discounts to the notes, for which there is not an active market, based on the credit quality, maturity, and liquidity characteristics of what the committee determined to be similar securities.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of September 30, 2012, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Praxis Intermediate Income Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$–	$13,258,834	$–	$13,258,834
Commercial Mortgage Backed
Securities	–	16,420,910	–	16,420,910
Foreign Bonds	–	3,296,940	–	3,296,940
Municipal Bonds	–	8,167,843	–	8,167,843
Corporate Bonds	–	134,586,197	–	134,586,197
Corporate Notes	–	–	3,683,752	3,683,752
U.S. Government Agencies	–	147,884,003	–	147,884,003
Investment Company	3,982,378	–	–	3,982,378
Short Term Investment	10,309,124	–	–	10,309,124
Total Investments	$14,291,502	$323,614,727	$3,683,752	$341,589,981

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$3,380,921
Proceeds from Sales	-
Cost of Purchases	260,000
Change in unrealized appreciation (depreciation)	42,831
Balance as of September 30, 2012	$3,683,752

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2012.

The following represents quantitative information about Level 3 Fair Value Measurements:

	Fair value at
Investment Type	09/30/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
		Nature and duration of	Discount for Lack of
Corporate Notes	$3,683,752	restrictions on disposition	Marketability	0.50%
Total	$3,683,752

*Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

	Increase in Inputs Impact to	Decrease in Inputs
Unobservable Input(s)*	Valuation	Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of
restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Core Stock Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$109,022,698	$–	$–	$109,022,698
Right	9,492	–	–	9,492
Commercial Paper	–	4,560,895	–	4,560,895
Corporate Notes	–	–	1,187,664	1,187,664
Total Investments	$109,032,190	$4,560,895	$1,187,664	$114,780,749

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$1,816,553
Proceeds from Sales	(650,000)
Cost of Purchases	-
Change in unrealized appreciation (depreciation)	21,111
Balance as of September 30, 2012	$1,187,664

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2012.

The following represents quantitative information about Level 3 Fair Value Measurements:

	Fair value
Investment	at
Type	09/30/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate		Nature and duration of	Discount for Lack of
Notes	$1,187,664	restrictions on disposition	Marketability	0.50%
Total	$1,187,664

*Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Decrease in Inputs
	Increase in Inputs Impact	Impact to
Unobservable Input(s)*	to Valuation	Valuation
Fundamental quality	Increase	Decrease
Nature and duration of
restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks
Air Freight &
Logistics	$ 229,694	$ –	$ –	$ 229,694
Airlines	500,259	–	–	500,259
Auto Components	1,270,239	–	–	1,270,239
Automobiles	3,349,235	–	–	3,349,235
Banks	1,160,009	–	–	1,160,009
Beverages	708,789	–	–	708,789
Biotechnology	194,125	–	–	194,125
Building Products	160,035	–	–	160,035
Capital Goods	626,729	–	–	626,729
Capital Markets	2,256,004	–	–	2,256,004
Chemicals	5,399,266	–	–	5,399,266
Commercial Banks	17,569,234	234,478	–	17,803,712
Commercial
Services &
Supplies	1,040,441	–	–	1,040,441
Communications
Equipment	418,844	–	–	418,844
Computers &
Peripherals	350,624	–	–	350,624
Construction &
Engineering	768,014	–	–	768,014
Construction
Materials	588,540	–	–	588,540
Containers &
Packaging	129,804	–	–	129,804
Distributors	55,463	–	–	55,463
Diversified
Financial
Services	624,687	–	–	624,687
Diversified
Financials	215,806	–	–	215,806
Diversified
Telecommunication
Services	4,924,996	–	–	4,924,996
Electric Utilities	1,127,988	–	–	1,127,988
Electrical
Equipment	1,193,610	–	–	1,193,610
Electronic
Equipment,
Instruments &
Components	1,144,918	–	–	1,144,918
Energy Equipment
& Services	1,150,999	–	–	1,150,999
Food & Staples
Retailing	2,322,224	–	–	2,322,224
Food Products	2,129,210	–	–	2,129,210
Health Care
Equipment &
Supplies	868,584	–	–	868,584
Health Care
Providers &
Services	801,789	–	–	801,789
Hotels, Restaurants
& Leisure	1,132,674	–	–	1,132,674
Household
Durables	781,568	–	–	781,568
Household
Products	665,069	–	–	665,069
Independent Power
Producers &
Energy Traders	309,316	–	–	309,316
Industrial
Conglomerates	1,698,870	–	–	1,698,870
Insurance	5,400,336	–	–	5,400,336

Description	Level 1	Level 2	Level 3	Total
Investments at Value
(continued)
Integrated
Telecommunication
Services	224,460	–	–	224,460
Internet Software &
Services	780,121	–	–	780,121
IT Services	701,725	–	–	701,725
Life Sciences Tools
& Services	310,672	–	–	310,672
Machinery	2,472,346	–	–	2,472,346
Marine	24,843	–	–	24,843
Materials	158,753	–	–	158,753
Media	2,757,372	–	–	2,757,372
Metals & Mining	8,732,220	–	–	8,732,220
Multi-line
Insurance	31,148	–	–	31,148
Multiline Retail	128,506	–	–	128,506
Multi-Utilities	1,950,020	–	–	1,950,020
Office Electronics	234,665	–	–	234,665
Oil, Gas &
Consumable
Fuels	12,515,586	–	–	12,515,586
Paper & Forest
Products	175,201	–	–	175,201
Personal Products	1,363,421	–	–	1,363,421
Pharmaceuticals	8,412,406	–	–	8,412,406
Professional
Services	33,790	–	–	33,790
Real Estate
Investment
Trusts (REITs)	215,343	–	–	215,343
Real Estate
Management &
Development	3,581,991	174,799	–	3,756,790
Retailing	494,505	–	–	494,505
Road & Rail	1,841,067	–	–	1,841,067
Semiconductors &
Semiconductor
Equipment	3,183,495	–	–	3,183,495
Software	1,595,164	–	–	1,595,164
Specialty Retail	689,798	–	–	689,798
Technology
Hardware &
Equipment	37,795	–	–	37,795
Telecommunication
Services	1,346,355	–	–	1,346,355
Textiles, Apparel &
Luxury Goods	1,389,036	–	–	1,389,036
Trading Companies
& Distributors	682,325	–	–	682,325
Transportation
Infrastructure	410,614	–	–	410,614
Trucking	244,001	–	–	244,001
Water Utilities	365,039	–	–	365,039
Wireless
Telecommunication
Services	3,583,410	–	–	3,583,410
Total Common Stocks	123,935,185	409,277	–	124,344,462
Corporate Notes	–	–	1,208,599	1,208,599
Short Term Investment	1,667,211	–	–	1,667,211
Total Investments	$ 125,602,396	$ 409,277	$ 1,208,599	$ 127,220,272

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$-
Proceeds from Sales	-
Cost of Purchases	1,205,000
Change in unrealized appreciation (depreciation)	3,599
Balance as of September 30, 2012	$1,208,599

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2012.

The following represents quantitative information about Level 3 Fair Value Measurements:

	Fair value
Investment	at
Type	09/30/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate		Nature and duration of	Discount for Lack of
Notes	$1,208,599	restrictions on disposition	Marketability	0.50%
Total	$1,208,599

*Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Decrease in Inputs
	Increase in Inputs Impact	Impact to
Unobservable Input(s)*	to Valuation	Valuation
Fundamental quality	Increase	Decrease
Nature and duration of
restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$63,084,830	$–	$–	$63,084,830
Preferred Stock	76	–	–	76
Corporate Notes	–	–	561,554	561,554
Short Term Investment	13,335	–	–	13,335
Total Investments	$63,098,241	$–	$561,554	$63,659,795

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$554,472
Proceeds from Sales	-
Cost of Purchases	-
Change in unrealized appreciation (depreciation)	7,082
Balance as of September 30, 2012	$561,554

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2012.

The following represents quantitative information about Level 3 Fair Value Measurements:

	Fair value
Investment	at
Type	09/30/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate		Nature and duration of	Discount for Lack of
Notes	$561,554	restrictions on disposition	Marketability	0.50%
Total	$561,554

*Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Decrease in Inputs
	Increase in Inputs Impact	Impact to
Unobservable Input(s)*	to Valuation	Valuation
Fundamental quality	Increase	Decrease
Nature and duration of
restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$51,728,674	$–	$–	$51,728,674
Corporate Notes	–	–	542,106	542,106
Short Term Investment	304,534	–	–	304,534
Total Investments	$52,033,208	$–	$542,106	$52,575,314

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$336,827
Proceeds from Sales	—
Cost of Purchases	200,000
Change in unrealized appreciation (depreciation)	5,279
Balance as of September 30, 2012	$542,106

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2012.

The following represents quantitative information about Level 3 Fair Value Measurements:

	Fair value
Investment	at
Type	09/30/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate		Nature and duration of	Discount for Lack of
Notes	$542,106	restrictions on disposition	Marketability	0.50%
Total	$542,106

*Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Decrease in Inputs
	Increase in Inputs Impact	Impact to
Unobservable Input(s)*	to Valuation	Valuation
Fundamental quality	Increase	Decrease
Nature and duration of
restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$72,630,325	$–	$–	$72,630,325
Corporate Notes	–	–	752,466	752,466
Short Term Investment	203,220	–	–	203,220
Total Investments	$72,833,545	$–	$752,466	$73,586,011

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$346,620
Proceeds from Sales	-
Cost of Purchases	400,000
Change in unrealized appreciation (depreciation)	5,846
Balance as of September 30, 2012	$752,466

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2012.

The following represents quantitative information about Level 3 Fair Value Measurements:

	Fair value
Investment	at
Type	09/30/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
Corporate		Nature and duration of	Discount for Lack of
Notes	$752,466	restrictions on disposition	Marketability	0.50%
Total	$752,466

*Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Decrease in Inputs
	Increase in Inputs Impact	Impact to
Unobservable Input(s)*	to Valuation	Valuation
Fundamental quality	Increase	Decrease
Nature and duration of
restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Genesis Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$16,977,844	$–	$–	$16,977,844
Total Investments	$16,977,844	$–	$–	$16,977,844

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2012 and the Portfolio held no Level 3 securities as of September 30, 2012.

Praxis Genesis Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$44,144,270	$–	$–	$44,144,270
Total Investments	$44,144,270	$–	$–	$44,144,270

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2012 and the Portfolio held no Level 3 securities as of September 30, 2012.

Praxis Genesis Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$35,683,437	$–	$–	$35,683,437
Total Investments	$35,683,437	$–	$–	$35,683,437

There were no transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2012 and the Portfolio held no Level 3 securities as of September 30, 2012.

Securities Transactions and Related Income:
Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Community Development Investments:
The Board of Trustees has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by an affiliate of the Adviser, Everence Community Investments, Inc. (“ECI”). ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in CDI-Notes. CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Adviser and the Board of Trustees as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board of Trustees.

3.	Federal Income Tax Information:

The following information is computed on a tax basis for each item as of September 30, 2012:

	Intermediate	Core
	Income	Stock	International Index
	Fund	Fund	Fund
Tax cost of portfolio investments	$320,641,265	$92,548,622	$131,000,673

Gross unrealized appreciation	21,382,679	28,274,758	6,653,369
Gross unrealized depreciation	(433,963)	(6,042,631)	(10,433,770)
Net unrealized appreciation (depreciation)	20,948,716	22,232,127	(3,780,401)

	Value	Growth	Small
	Index	Index	Cap
	Fund	Fund	Fund
Tax cost of portfolio investments	$57,243,941	$41,144,788	$57,882,048

Gross unrealized appreciation	9,337,633	11,858,650	16,447,231
Gross unrealized depreciation	(2,921,779)	(428,124)	(743,269)
Net unrealized appreciation (depreciation)	6,415,854	11,430,526	15,703,962

	Conservative	Balanced	Growth
	Portfolio	Portfolio	Portfolio
Tax cost of portfolio investments	$15,852,064	$39,652,400	$31,257,044

Gross unrealized appreciation	1,125,780	4,668,809	4,639,129
Gross unrealized depreciation	-	(176,939)	(212,736)
Net unrealized appreciation (depreciation)	1,125,780	4,491,870	4,426,393

4.	Subsequent Events

The Funds and Portfolios evaluated subsequent events from September 30, 2012 through the date these financial statements were issued.  There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:

/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ David Gautsche
David Gautsche
President and Chief Executive Officer
November 21, 2012

By:

/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
November 21, 2012